UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02864

Pioneer Bond Fund

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: December 31, 2023

Date of reporting period: July 1, 2023 through December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer Bond Fund
Semiannual Report  |  December 31, 2023

A: PIOBX	C: PCYBX	K: PBFKX	R: PBFRX	Y: PICYX

visit us: www.amundi.com/us

Pioneer Bond Fund | Semiannual Report | 12/31/231

Portfolio Summary  |  12/31/23
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	U.S. Treasury Notes, 4.625%, 9/30/30	4.61%
2.	U.S. Treasury Bills, 1/16/24	3.15
3.	U.S. Treasury Bonds, 4.375%, 8/15/43	2.93
4.	Federal Home Loan Mortgage Corp., 5.50%, 8/1/53	2.70
5.	Federal National Mortgage Association, 2.00%, 1/1/54 (TBA)	2.13
6.	Federal National Mortgage Association, 3.00%, 1/1/54 (TBA)	1.95
7.	Federal Home Loan Mortgage Corp., 5.50%, 12/1/53	1.63
8.	Federal Home Loan Mortgage Corp., 5.50%, 11/1/53	1.63
9.	U.S. Treasury Bonds, 3.625%, 2/15/53	1.43
10.	Federal National Mortgage Association, 2.50%, 1/1/54 (TBA)	1.25
*   Excludes short-term investments, TBA Sale Commitments  and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
†  Amount rounds to less than 0.1%.
2Pioneer Bond Fund | Semiannual Report | 12/31/23

Prices and Distributions  |  12/31/23
Net Asset Value per Share
Class	12/31/23	6/30/23
A	$8.38	$8.22
C	$8.27	$8.12
K	$8.36	$8.21
R	$8.45	$8.29
Y	$8.29	$8.13

Distributions per Share: 7/1/23 - 12/31/23
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.1475	$—	$—
C	$0.1200	$—	$—
K	$0.1674	$—	$—
R	$0.1376	$—	$—
Y	$0.1617	$—	$—
Index Definition
The Bloomberg U.S. Aggregate Bond Index is an unmanaged measure of the US bond market. Indices are unmanaged and their returns assume reinvestment of dividends and do  not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 4 - 8.
Pioneer Bond Fund | Semiannual Report | 12/31/233

Performance Update | 12/31/23	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Bond Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2023)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	Bloomberg U.S. Aggregate Bond Index
10 Years	2.10%	1.63%	1.81%
5 Years	1.57	0.64	1.10
1 Year	6.66	1.90	5.53
Expense Ratio (Per prospectus dated November 1, 2023)
Gross
0.83%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
4Pioneer Bond Fund | Semiannual Report | 12/31/23

Performance Update | 12/31/23	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2023)
Period	If Held	If Redeemed	Bloomberg U.S. Aggregate Bond Index
10 Years	1.37%	1.37%	1.81%
5 Years	0.88	0.88	1.10
1 Year	5.76	4.76	5.53
Expense Ratio (Per prospectus dated November 1, 2023)
Gross
1.49%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share.  “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Bond Fund | Semiannual Report | 12/31/235

Performance Update | 12/31/23	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2023)
Period	Net Asset Value (NAV)	Bloomberg U.S. Aggregate Bond Index
10 Years	2.51%	1.81%
5 Years	2.01	1.10
1 Year	7.06	5.53
Expense Ratio (Per prospectus dated November 1, 2023)
Gross
0.36%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
6Pioneer Bond Fund | Semiannual Report | 12/31/23

Performance Update | 12/31/23	Class R Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2023)
Period	Net Asset Value (NAV)	Bloomberg U.S. Aggregate Bond Index
10 Years	1.82%	1.81%
5 Years	1.27	1.10
1 Year	6.34	5.53
Expense Ratio (Per prospectus dated November 1, 2023)
Gross
1.11%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Bond Fund | Semiannual Report | 12/31/237

Performance Update | 12/31/23	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Bond Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns (As of December 31, 2023)
Period	Net Asset Value (NAV)	Bloomberg U.S. Aggregate Bond Index
10 Years	2.41%	1.81%
5 Years	1.91	1.10
1 Year	6.97	5.53
Expense Ratio (Per prospectus dated November 1, 2023)
Gross
0.47%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
8Pioneer Bond Fund | Semiannual Report | 12/31/23

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Bond Fund
Based on actual returns from July 1, 2023 through December 31, 2023.
Share Class	A	C	K	R	Y
Beginning Account Value on 7/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 12/31/23	$1,038.30	$1,033.90	$1,039.70	$1,036.70	$1,040.60
Expenses Paid During Period*	$4.00	$7.41	$1.85	$5.73	$2.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, 1.45%, 0.36%, 1.12%, and 0.47% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reﬂect the partial year period).
Pioneer Bond Fund | Semiannual Report | 12/31/239

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Bond Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2023 through December 31, 2023.
Share Class	A	C	K	R	Y
Beginning Account Value on 7/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 12/31/23	$1,021.22	$1,017.85	$1,023.33	$1,019.51	$1,022.77
Expenses Paid During Period*	$3.96	$7.35	$1.83	$5.69	$2.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, 1.45%, 0.36%, 1.12%, and 0.47% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reﬂect the partial year period).
10Pioneer Bond Fund | Semiannual Report | 12/31/23

Schedule of Investments  |  12/31/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 107.2%
	Senior Secured Floating Rate Loan Interests — 0.3% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
1,390,237	LSF11 A5 HoldCo LLC, Term Loan, 8.97% (Term SOFR + 350 bps), 10/15/28	$ 1,391,975
	Total Chemicals-Diversified	$1,391,975

	Chemicals-Specialty — 0.0%†
1,887,929	Mativ Holdings, Inc., Term B Loan, 9.22% (Term SOFR + 375 bps), 4/20/28	$ 1,880,849
	Total Chemicals-Specialty	$1,880,849

	Electric-Generation — 0.1%
317,488	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.22% (Term SOFR + 375 bps), 10/2/25	$ 313,094
1,933,562	Generation Bridge Northeast LLC, Term Loan B, 9.606% (Term SOFR + 425 bps), 8/22/29	1,945,647
	Total Electric-Generation	$2,258,741

	Electronic Composition — 0.0%†
1,000,611	Energy Acquisition LP, First Lien Initial Term Loan, 9.706% (Term SOFR + 425 bps), 6/26/25	$ 992,482
	Total Electronic Composition	$992,482

	Finance-Leasing Company — 0.0%†
608,175	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.958% (Term SOFR + 150 bps), 2/12/27	$ 609,347
	Total Finance-Leasing Company	$609,347

	Medical-Wholesale Drug Distribution — 0.1%
1,908,592	Owens & Minor, Inc., Term B-1 Loan, 9.198% (Term SOFR + 375 bps), 3/29/29	$ 1,914,953
	Total Medical-Wholesale Drug Distribution	$1,914,953

	Metal Processors & Fabrication — 0.1%
3,445,687	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.684% (Term SOFR + 400 bps), 10/12/28	$ 3,428,459
	Total Metal Processors & Fabrication	$3,428,459

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2311

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recreational Centers — 0.0%†
190,787	Fitness International LLC, Term B Loan, 8.706% (Term SOFR + 325 bps), 4/18/25	$ 190,381
	Total Recreational Centers	$190,381

	Total Senior Secured Floating Rate Loan Interests (Cost $12,609,313)	$12,667,187

	Asset Backed Securities — 7.8% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class B, 8.37%, 1/15/46 (144A)	$ 509,118
231,275(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.706% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	227,316
1,750,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class A1A, 7.538% (3 Month Term SOFR + 221 bps), 1/20/32 (144A)	1,745,975
1,555,714	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	1,417,935
11,585,403(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.623% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	11,349,605
3,500,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	3,549,101
4,105,663	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	3,782,127
2,110,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	1,867,037
6,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.326% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	6,629,891
7,740,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.638% (SOFR30A + 230 bps), 1/15/37 (144A)	7,457,742
10,600,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.812% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	10,440,820
7,379,590	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	6,362,904
4,980,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.638% (SOFR30A + 230 bps), 2/15/37 (144A)	4,805,024
2,750,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.594% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,643,776
The accompanying notes are an integral part of these financial statements.
12Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,580,000(b)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	$ 3,396,460
5,094,346(b)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	4,878,742
3,773,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	2,842,726
1,906,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	1,490,344
7,600,000(b)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	7,109,100
3,745,000(b)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	3,045,945
4,405,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	4,215,863
206,990(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 6.12% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	201,798
12,425,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	12,318,453
2,400,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	2,127,301
8,214,937	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	7,494,791
1,179,277	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	1,165,323
11,290,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	11,590,889
4,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/25/49 (144A)	3,891,804
12,575,000(b)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	11,515,617
5,247,999(c)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	5,008,848
7,768,053(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52 (144A)	7,317,905
8,225,830(c)	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52 (144A)	7,542,058
1,575,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 10.027% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	1,513,789
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.377% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	883,107
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2313

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,440,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	$ 3,346,860
2,086,802	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	1,866,064
4,200,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	3,945,479
4,662,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	4,788,616
3,000,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.516% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	2,946,672
1,640,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class D, 7.00%, 8/22/33 (144A)	1,625,211
3,936,863	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,770,211
3,440,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 7.273% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	3,293,401
342,235	HIN Timeshare Trust, Series 2020-A, Class D, 5.50%, 10/9/39 (144A)	323,623
5,830,788	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	4,502,283
2,956,722	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	2,631,957
4,243,454	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	3,666,733
3,090,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	3,167,929
3,031,242	J.G. Wentworth XLI LLC, Series 2018-1A, Class A, 3.74%, 10/17/72 (144A)	2,607,690
4,723,572	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	4,029,699
108,832	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	108,387
1,950,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class F, 3.694%, 2/26/29 (144A)	1,862,332
1,978,736	Libra Solutions LLC, Series 2022-2A, Class B, 8.85%, 10/15/34 (144A)	1,970,821
5,725,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 8.023% (1 Month Term SOFR + 266 bps), 10/16/36 (144A)	5,330,960
1,603,025	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	1,424,052
22	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	22
The accompanying notes are an integral part of these financial statements.
14Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
702,554	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	$ 613,339
300,201	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	288,265
5,095,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	4,155,428
2,850,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class CR, 8.649% (3 Month Term SOFR + 326 bps), 12/21/29 (144A)	2,767,889
2,300,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	2,229,968
2,690,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	2,643,001
2,382,706	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	2,269,125
1,368,410	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	1,306,968
3,000,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.994% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	2,935,659
4,008,450	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	4,005,945
2,350,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	2,348,531
8,500,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class CR2, 7.679% (3 Month Term SOFR + 231 bps), 2/20/30 (144A)	8,331,003
4,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 9.129% (3 Month Term SOFR + 376 bps), 2/20/30 (144A)	3,945,204
7,863,751(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	7,902,638
9,010,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	8,539,713
2,300,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	2,062,996
3,000,000(b)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31 (144A)	2,649,128
12,894,087(b)	Saluda Grade Alternative Mortgage Trust, Series 2021-FIG2, Class A2, 3.50%, 10/25/51 (144A)	11,483,796
4,125,000(b)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 5/25/55 (144A)	3,858,820
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2315

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
269,330	Santander Bank N.A. - SBCLN, Series 2021-1A, Class C, 3.268%, 12/15/31 (144A)	$ 263,794
1,925,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class D, 5.004%, 12/15/31 (144A)	1,856,315
1,131,185	Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	1,102,036
6,975,000(c)	SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (144A)	6,858,178
4,600,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	4,502,811
5,000,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 8.527% (3 Month Term SOFR + 311 bps), 4/20/29 (144A)	4,931,025
2,750,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 9.29% (3 Month Term SOFR + 391 bps), 1/25/32 (144A)	2,664,577
3,942,337	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	3,636,595
10,345,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 7.288% (SOFR30A + 195 bps), 11/15/38 (144A)	10,039,171
160,155	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	159,910
5,650,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	4,938,871
24,508	United States Small Business Administration, Series 2005-20B, Class 1, 4.625%, 2/1/25	24,229
19,183	United States Small Business Administration, Series 2005-20E, Class 1, 4.84%, 5/1/25	18,922
54,064	United States Small Business Administration, Series 2008-20D, Class 1, 5.37%, 4/1/28	53,984
52,154	United States Small Business Administration, Series 2008-20H, Class 1, 6.02%, 8/1/28	52,703
32,906	United States Small Business Administration, Series 2008-20J, Class 1, 5.63%, 10/1/28	32,559
32,788	United States Small Business Administration, Series 2008-20L, Class 1, 6.22%, 12/1/28	33,046
16,188	United States Small Business Administration, Series 2009-20A, Class 1, 5.72%, 1/1/29	16,004
37,371	United States Small Business Administration, Series 2009-20I, Class 1, 4.20%, 9/1/29	36,608
1,006,792	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	1,000,585
3,145,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	3,208,781
The accompanying notes are an integral part of these financial statements.
16Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
565,409	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	$ 537,849
271,291	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	258,223
787,228	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	780,517
6,610,320	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	6,284,407
1,800,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.76% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	1,784,484
1,500,000(a)	Woodmont Trust, Series 2020-7A, Class A1A, 7.555% (3 Month Term SOFR + 216 bps), 1/15/32 (144A)	1,495,537
	Total Asset Backed Securities (Cost $369,654,990)	$350,457,373

	Collateralized Mortgage Obligations—7.6% of Net Assets
2,396,052(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 8.17% (1 Month Term SOFR + 281 bps), 3/25/29 (144A)	$ 2,411,848
12,559,000(b)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	8,616,064
3,351,129(b)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,893,125
2,985,000(b)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	2,622,781
1,122,293(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00%, 10/25/68 (144A)	1,122,342
3,366,481(b)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00%, 10/25/68 (144A)	3,248,913
5,170,000(b)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	3,790,588
5,556,884(b)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	4,373,625
3,238,739(b)	CIM Trust, Series 2021-J2, Class B2, 2.672%, 4/25/51 (144A)	2,450,171
3,096,792(b)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.708%, 5/25/51 (144A)	2,425,163
2,035,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.337% (SOFR30A + 300 bps), 1/25/42 (144A)	2,062,291
2,490,163(b)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	1,832,938
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2317

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,350,000(b)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	$ 1,678,367
1,450,000(b)	Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 5/25/65 (144A)	1,378,004
6,810,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.287% (SOFR30A + 395 bps), 9/26/33 (144A)	6,842,410
150,744(b)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 4.366%, 7/25/43	150,311
4,634,761(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.097% (SOFR30A + 644 bps), 8/15/42	602,943
2,666,668(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	478,514
2,787,356(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	536,195
19,713	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	19,438
2,157,626(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	430,829
164,781,642(b)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.204%, 6/1/51 (144A)	1,759,374
6,940,000(a)	Freddie Mac STACR REMIC Trust, Series 2019-HRP1, Class M3, 7.702% (SOFR30A + 236 bps), 2/25/49 (144A)	7,057,646
1,815,205(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 8.137% (SOFR30A + 280 bps), 10/25/50 (144A)	1,840,688
2,909	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	2,898
263,930	Government National Mortgage Association, Series 2013-169, Class TE, 3.25%, 4/16/27	254,727
13,152,890(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,295,687
11,235,595(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month Term SOFR + 324 bps), 1/20/50	246,808
6,071,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,567,461
4,820,000(b)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	3,324,929
129,540(b)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	118,760
The accompanying notes are an integral part of these financial statements.
18Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,900,677(b)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.931%, 2/26/52 (144A)	$ 2,210,260
1,782,124(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.102% (SOFR30A + 176 bps), 5/25/29 (144A)	1,782,397
1,258,290(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.702% (SOFR30A + 536 bps), 10/25/30 (144A)	1,265,909
1,590,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.921% (SOFR30A + 460 bps), 10/25/33 (144A)	1,600,851
3,990,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	3,792,698
2,185,000(b)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	2,032,715
57,426,629(b)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.225%, 7/25/51 (144A)	631,538
4,489,919(b)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.225%, 7/25/51 (144A)	3,701,197
11,547,333(b)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51 (144A)	9,456,181
1,800,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	1,167,198
2,065,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	1,330,949
11,124,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	10,296,652
108,018,711(b)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.119%, 12/25/51 (144A)	637,818
5,633,834(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B1, 2.807%, 12/25/51 (144A)	4,381,917
4,064,885(b)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.165%, 2/25/52 (144A)	3,271,192
3,876,343(b)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.14%, 4/25/52 (144A)	3,102,679
4,826,841(b)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.799%, 11/25/51 (144A)	3,701,487
93,881,851(b)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.12%, 12/25/51 (144A)	523,213
8,859,461(b)	JP Morgan Mortgage Trust, Series 2021-8, Class B2, 2.845%, 12/25/51 (144A)	6,809,930
2,628,151(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.979%, 10/25/51 (144A)	2,087,160
3,246,760(b)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B2, 2.979%, 10/25/51 (144A)	2,524,768
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2319

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,529,558(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.216%, 1/25/52 (144A)	$ 3,568,836
4,801,123(b)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.216%, 1/25/52 (144A)	3,618,119
6,420,000(b)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,438,468
7,114,000(b)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.522%, 7/25/52 (144A)	4,467,729
1,116,373	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,008,922
317,474(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	305,171
1,789,855(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2014-1A, Class A1, 3.508% (Panamanian Mortgage Reference Rate - 224 bps), 11/24/42 (144A)	1,673,514
6,985,227	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,937,443
10,013,826(b)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	7,987,588
3,934,718(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.651%, 4/25/51 (144A)	2,953,534
4,551,429(b)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.669%, 6/25/51 (144A)	3,516,060
4,739,048(b)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.32%, 3/25/52 (144A)	3,788,337
116,503(b)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	106,344
3,166,426(b)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,542,180
7,800,000(b)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	6,328,771
10,950,000(b)	New Residential Mortgage Loan Trust, Series 2019-RPL2, Class M2, 3.75%, 2/25/59 (144A)	9,385,613
4,175,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.215%, 7/25/61 (144A)	3,368,047
1,953,387(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.702% (SOFR30A + 536 bps), 10/25/30 (144A)	1,985,740
8,386,627(b)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 3.242%, 6/25/51 (144A)	6,665,401
2,754,454(b)	Oceanview Mortgage Trust, Series 2021-5, Class B2, 2.974%, 10/25/51 (144A)	2,191,000
The accompanying notes are an integral part of these financial statements.
20Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,488,394(b)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.478%, 4/25/51 (144A)	$ 4,906,395
2,659,590(b)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	1,972,351
3,326,478(b)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.384%, 4/25/51 (144A)	2,583,595
3,350,301(b)	Provident Funding Mortgage Trust, Series 2021-2, Class B1, 2.352%, 4/25/51 (144A)	2,521,454
2,795,677(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.637%, 10/25/51 (144A)	2,239,552
2,881,469(b)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	2,270,007
3,130,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 8.037% (SOFR30A + 270 bps), 7/25/33 (144A)	3,149,928
2,671,616(b)	Rate Mortgage Trust, Series 2021-HB1, Class B1, 2.705%, 12/25/51 (144A)	2,048,248
4,000,301(b)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.705%, 12/25/51 (144A)	3,013,759
3,935,517(b)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.713%, 10/25/51 (144A)	3,075,812
3,914,641(b)	Rate Mortgage Trust, Series 2021-J4, Class B3, 2.631%, 11/25/51 (144A)	2,811,279
4,994,809(b)	RCKT Mortgage Trust, Series 2021-1, Class B2A, 2.719%, 3/25/51 (144A)	3,949,874
5,244,989(b)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.562%, 6/25/51 (144A)	4,105,526
3,733,721(b)	RCKT Mortgage Trust, Series 2021-2, Class B2A, 2.562%, 6/25/51 (144A)	2,858,939
3,268,874(b)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	2,607,437
10,379,382(b)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.007%, 9/25/51 (144A)	8,263,149
12,685,000(b)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	8,682,419
4,383,562(b)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	3,544,364
420,399(b)	Sequoia Mortgage Trust, Series 2012-6, Class B3, 3.699%, 12/25/42	400,333
66,311(b)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	64,673
2,792,847(b)	Sequoia Mortgage Trust, Series 2021-1, Class B2, 2.659%, 3/25/51 (144A)	2,204,735
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2321

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,725,000(b)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	$ 2,999,866
11,220,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.652% (SOFR30A + 431 bps), 2/25/47 (144A)	12,265,291
10,000,000(b)	Towd Point Mortgage Trust, Series 2019-3, Class M2D, 3.25%, 2/25/59 (144A)	7,823,735
4,610,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.62% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	4,414,543
2,000,000(a)	Towd Point Mortgage Trust, Series 2019-HY2, Class B1, 7.72% (1 Month Term SOFR + 236 bps), 5/25/58 (144A)	2,042,360
11,474,741(b)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	9,610,096
8,190,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.721% (SOFR30A + 340 bps), 11/25/33 (144A)	8,189,916
3,885,545(b)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.225%, 12/25/51 (144A)	3,052,511
4,916,768(b)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.237%, 1/25/52 (144A)	3,996,524
2,810,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,927,513
11,105,000(b)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	6,993,498
	Total Collateralized Mortgage Obligations (Cost $416,113,817)	$344,171,046

	Commercial Mortgage-Backed Securities—3.9% of Net Assets
4,360,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.188% (SOFR30A + 285 bps), 1/20/37 (144A)	$ 4,110,165
2,118,882(c)(d) +	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
7,340,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	6,965,663
2,615,000(b)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.291%, 9/15/48 (144A)	1,340,387
3,030,000(b)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.831%, 4/15/55	2,518,321
1,303,096(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class B, 6.826% (1 Month Term SOFR + 146 bps), 8/15/38 (144A)	1,132,964
The accompanying notes are an integral part of these financial statements.
22Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
7,615,000(b)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	$ 6,503,279
17,400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	15,359,105
13,115,000(a)	BX Trust, Series 2021-ARIA, Class D, 7.372% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	12,489,408
4,869,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	4,662,686
38,844,815(b)(d)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 0.912%, 7/15/47	51,869
605,498(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.337% (SOFR30A + 200 bps), 1/25/51 (144A)	587,458
6,790,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.337% (SOFR30A + 400 bps), 11/25/51 (144A)	6,291,063
2,500,000(b)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.077%, 7/25/27 (144A)	2,329,056
3,244,609(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 7.895% (SOFR30A + 256 bps), 10/25/28	3,038,031
1,745,000(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.445% (SOFR30A + 511 bps), 10/25/28	1,547,604
4,590,000(b)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.383%, 2/25/52 (144A)	4,313,729
4,106,918(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.745% (SOFR30A + 241 bps), 6/25/26 (144A)	3,934,980
5,434,475(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.845% (SOFR30A + 251 bps), 7/25/29 (144A)	4,999,635
2,637,415(b)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	2,434,297
5,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.345% (SOFR30A + 701 bps), 8/25/29	4,775,574
9,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,864,595
110,994,422(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	570,633
9,000,000(d)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	43,381
2,674,216(b)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	2,603,181
16,053,420(b)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	550,876
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2323

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,885,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.576% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	$ 4,454,626
8,216,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	7,618,056
6,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	5,398,779
7,010,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	6,640,817
45,714,000(b)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.123%, 6/15/51	224,351
6,560,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	6,027,052
2,250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.976% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	2,196,419
2,628,500(b)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.126%, 3/15/48	2,014,891
6,330,000(b)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	5,527,905
4,750,000(a)	ORL Trust, Series 2023-GLKS, Class A, 7.712% (1 Month Term SOFR + 235 bps), 10/19/36 (144A)	4,749,989
2,000,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	1,071,070
6,380,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.42% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	6,055,824
248,568	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class A, 2.833%, 10/25/52 (144A)	238,021
2,375,000(b)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,541,374
9,760,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.294% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	9,622,029
11,150,000(b)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	11,332,554
28,243,765(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.871%, 9/15/57	333,980
The accompanying notes are an integral part of these financial statements.
24Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
21,642,867(b)(d)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.601%, 10/15/49	$ 710,276
2,795,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class A4, 3.311%, 6/15/52	2,497,615
	Total Commercial Mortgage-Backed Securities (Cost $198,128,010)	$176,273,568

	Corporate Bonds — 30.2% of Net Assets
	Aerospace & Defense — 0.5%
13,240,000	Boeing Co., 3.90%, 5/1/49	$ 10,485,594
5,437,000	Boeing Co., 5.15%, 5/1/30	5,534,926
7,995,000	Boeing Co., 5.805%, 5/1/50	8,279,231
	Total Aerospace & Defense	$24,299,751

	Airlines — 0.5%
4,725,144	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 4,240,410
1,201,200	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,066,150
11,750,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	11,555,990
3,891,881	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	3,282,979
1,436,193	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	1,314,729
1,672,000	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	1,619,552
	Total Airlines	$23,079,810

	Auto Manufacturers — 1.2%
3,640,000	Ford Motor Co., 6.10%, 8/19/32	$ 3,669,233
6,150,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,302,214
3,140,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,373,305
6,464,000	General Motors Co., 6.60%, 4/1/36	6,918,136
1,605,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	1,366,444
12,850,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,230,473
7,475,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	7,954,168
8,805,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	9,070,864
4,380,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	4,611,637
	Total Auto Manufacturers	$55,496,474

The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2325

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.1%
2,640,000	ZF North America Capital, Inc., 6.875%, 4/14/28 (144A)	$ 2,744,591
	Total Auto Parts & Equipment	$2,744,591

	Banks — 10.1%
20,600,000(b)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,448,400
14,720,000(b)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	14,641,594
17,000,000(b)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	14,235,496
3,200,000	Banco Santander S.A., 6.921%, 8/8/33	3,410,130
6,600,000	Banco Santander S.A., 6.938%, 11/7/33	7,327,246
2,800,000	Banco Santander SA, 2.749%, 12/3/30	2,324,270
11,055,000(b)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	9,165,388
18,900,000(b)	Bank of America Corp., 2.884% (3 Month Term SOFR + 145 bps), 10/22/30	16,764,609
6,930,000(b)	Bank of America Corp., 5.872% (SOFR + 184 bps), 9/15/34	7,254,117
4,385,000(b)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	4,648,804
19,195,000(b)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	17,169,277
10,825,000(b)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	10,951,782
1,105,000(b)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	1,146,080
6,285,000(b)	Barclays Plc, 6.692% (SOFR + 262 bps), 9/13/34	6,718,661
4,435,000(b)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	4,965,975
7,275,000(b)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	6,327,489
11,470,000(b)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	9,352,300
5,625,000(b)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	4,620,600
8,605,000(b)	CaixaBank S.A., 6.84% (SOFR + 277 bps), 9/13/34 (144A)	9,086,153
7,440,000(b)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	6,132,907
5,530,000(b)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	5,414,232
10,660,000(b)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	9,788,436
7,000,000(b)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	5,833,183
The accompanying notes are an integral part of these financial statements.
26Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Banks — (continued)
5,815,000(b)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	$ 5,625,007
10,240,000(b)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	8,938,758
11,015,000(b)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	9,151,122
5,835,000(b)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	6,025,149
1,800,000(b)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,687,482
775,000(b)	ING Groep NV, 6.114% (SOFR + 209 bps), 9/11/34	812,794
15,574,000(b)(f)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	11,327,959
900,000(b)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	742,111
7,560,000(b)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	7,795,381
10,900,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	11,967,889
6,480,000(b)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	7,030,947
9,060,000(b)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	7,559,467
2,960,000(b)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	2,859,790
4,961,000	KeyBank NA, 4.90%, 8/8/32	4,381,413
5,400,000(b)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	5,259,116
8,408,000(b)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	9,611,143
6,185,000(b)(f)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	6,197,358
9,860,000(b)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	8,090,877
6,190,000(b)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	5,088,460
3,490,000(b)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	2,926,906
9,845,000(b)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	9,580,142
1,830,000(b)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,850,669
16,051,000(b)(f)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	12,679,447
6,295,000(b)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	6,988,317
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2327

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
6,210,000(b)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	$ 5,685,116
3,095,000(b)	Societe Generale S.A., 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	2,214,390
2,195,000(b)	Societe Generale SA, 2.797% (1 Year CMT Index + 130 bps), 1/19/28 (144A)	2,021,466
9,594,000(b)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	7,947,440
6,886,000(b)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	7,226,484
5,985,000(b)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,463,995
12,330,000(b)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	10,113,371
2,615,000(b)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	2,528,259
3,635,000(b)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	3,848,095
3,455,000(b)(f)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	3,829,056
19,295,000(b)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	18,138,151
4,578,000(b)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	4,305,507
7,483,000(b)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	7,693,163
17,775,000(b)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	13,785,067
10,220,000(b)	Wells Fargo & Co., 6.491% (SOFR + 206 bps), 10/23/34	11,118,214
	Total Banks	$454,822,607

	Chemicals — 0.5%
7,048,000	Albemarle Corp., 5.05%, 6/1/32	$ 6,878,782
9,792,000	Albemarle Corp., 5.65%, 6/1/52	9,085,090
8,511,000	OCI NV, 6.70%, 3/16/33 (144A)	8,691,637
	Total Chemicals	$24,655,509

	Commercial Services — 1.0%
3,646,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 3,626,855
2,115,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,922,728
The accompanying notes are an integral part of these financial statements.
28Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,230,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 1,124,054
4,500,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	4,445,210
6,898,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	7,027,680
8,480,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	8,757,863
6,660,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	6,421,503
5,385,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	5,353,598
5,470,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	5,722,804
	Total Commercial Services	$44,402,295

	Diversified Financial Services — 2.9%
13,916,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 12,111,507
7,725,000	Air Lease Corp., 2.10%, 9/1/28	6,760,484
4,915,000	Air Lease Corp., 2.875%, 1/15/32	4,158,879
6,235,000	Air Lease Corp., 3.125%, 12/1/30	5,453,464
11,780,000	Ally Financial, Inc., 4.75%, 6/9/27	11,367,211
4,240,000(b)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	4,356,149
1,815,000(b)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	1,874,456
2,120,000	Ally Financial, Inc., 8.00%, 11/1/31	2,322,460
7,335,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	7,557,985
905,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	892,835
11,740,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,970,277
2,145,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	1,875,181
9,455,000(b)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	7,163,194
3,750,000(b)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	3,684,495
9,235,000(b)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	9,061,698
860,000(b)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	855,808
4,840,000(b)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	4,981,316
6,770,000(b)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	6,988,344
14,325,000	Nomura Holdings, Inc., 2.999%, 1/22/32	12,076,203
4,645,000	Nomura Holdings, Inc., 5.605%, 7/6/29	4,744,121
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2329

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
2,970,000	OneMain Finance Corp., 9.00%, 1/15/29	$ 3,139,970
8,559,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	8,102,891
	Total Diversified Financial Services	$131,498,928

	Electric — 0.7%
6,305,000(b)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 5,327,725
2,125,000	Entergy Louisiana LLC, 4.75%, 9/15/52	1,953,224
4,250,000	Monongahela Power Co., 5.85%, 2/15/34 (144A)	4,459,396
6,870,000	Puget Energy, Inc., 2.379%, 6/15/28	6,140,543
6,583,000	Puget Energy, Inc., 4.10%, 6/15/30	6,031,506
2,120,000	Puget Energy, Inc., 4.224%, 3/15/32	1,917,734
3,935,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,141,336
	Total Electric	$29,971,464

	Energy-Alternate Sources — 0.0%†
246,582	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 212,667
	Total Energy-Alternate Sources	$212,667

	Entertainment — 0.2%
8,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 7,320,264
2,700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,241,591
	Total Entertainment	$9,561,855

	Food — 0.8%
3,430,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29	$ 3,017,009
1,654,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	1,346,623
7,490,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	7,419,493
2,335,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	2,347,840
13,960,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	11,508,899
6,070,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	4,694,822
5,935,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	4,872,174
668,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	639,309
	Total Food	$35,846,169

	Gas — 0.4%
2,810,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 2,641,096
The accompanying notes are an integral part of these financial statements.
30Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Gas — (continued)
11,700,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 11,897,709
1,525,272	Nakilat, Inc., 6.267%, 12/31/33 (144A)	1,590,096
	Total Gas	$16,128,901

	Hand & Machine Tools — 0.2%
4,125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 3,472,686
3,755,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	3,852,296
	Total Hand & Machine Tools	$7,324,982

	Healthcare-Products — 0.2%
2,139,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 2,105,206
10,178,000	Smith & Nephew Plc, 2.032%, 10/14/30	8,429,152
	Total Healthcare-Products	$10,534,358

	Healthcare-Services — 0.1%
2,500,000	Elevance Health, Inc., 6.10%, 10/15/52	$ 2,834,039
	Total Healthcare-Services	$2,834,039

	Insurance — 1.8%
12,416,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 11,323,990
1,680,000	CNO Financial Group, Inc., 5.25%, 5/30/29	1,658,533
12,306,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	10,660,256
2,720,000(b)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	2,284,800
8,910,000(b)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	6,850,037
16,962,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,571,435
7,760,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	7,894,707
14,190,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	11,374,034
9,700,000(b)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	7,986,132
2,590,000	Primerica, Inc., 2.80%, 11/19/31	2,190,779
635,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	731,598
	Total Insurance	$81,526,301

	Iron & Steel — 0.0%†
1,734,000	Commercial Metals Co., 4.375%, 3/15/32	$ 1,556,188
	Total Iron & Steel	$1,556,188

	Lodging — 0.4%
2,230,000	Marriott International, Inc., 4.90%, 4/15/29	$ 2,244,493
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2331

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Lodging — (continued)
14,805,000	Marriott International, Inc., 3.50%, 10/15/32	$ 13,199,468
2,845,000	Marriott International, Inc., 4.625%, 6/15/30	2,793,766
	Total Lodging	$18,237,727

	Machinery-Diversified — 0.1%
6,395,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 6,308,546
	Total Machinery-Diversified	$6,308,546

	Mining — 0.4%
4,204,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 3,746,164
2,800,000	Anglo American Capital Plc, 5.50%, 5/2/33 (144A)	2,828,576
4,092,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	3,557,641
8,260,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	7,000,350
	Total Mining	$17,132,731

	Multi-National — 0.2%
6,560,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 5,577,837
2,030,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	1,888,407
	Total Multi-National	$7,466,244

	Oil & Gas — 1.0%
18,980,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 16,233,423
7,650,000	ConocoPhillips Co., 5.55%, 3/15/54	8,118,592
1,225,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,197,438
1,735,000	Lundin Energy Finance BV, 2.00%, 7/15/26 (144A)	1,599,007
11,125,000	Phillips 66 Co., 3.75%, 3/1/28	10,700,782
7,773,000	Valero Energy Corp., 6.625%, 6/15/37	8,520,419
	Total Oil & Gas	$46,369,661

	Oil & Gas Services — 0.1%
2,065,000	Halliburton Co., 7.60%, 8/15/96 (144A)	$ 2,493,229
	Total Oil & Gas Services	$2,493,229

	Pharmaceuticals — 0.3%
1,180,000	CVS Health Corp., 5.25%, 1/30/31	$ 1,210,432
7,765,000	CVS Health Corp., 5.25%, 2/21/33	7,937,189
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	2,604,400
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	2,597,726
	Total Pharmaceuticals	$14,349,747

The accompanying notes are an integral part of these financial statements.
32Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Pipelines — 2.3%
13,515,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 11,972,847
5,290,000(b)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	5,626,687
2,930,000	Energy Transfer LP, 4.15%, 9/15/29	2,791,844
13,251,000	Energy Transfer LP, 4.95%, 5/15/28	13,184,317
4,800,000	Energy Transfer LP, 5.35%, 5/15/45	4,457,947
3,750,000	Energy Transfer LP, 6.00%, 6/15/48	3,777,847
7,285,000(b)(f)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	6,712,971
7,631,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	6,658,048
3,944,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,432,555
16,180,000	Kinder Morgan, Inc., 5.45%, 8/1/52	15,474,979
7,725,000	MPLX LP, 4.95%, 3/14/52	6,871,745
6,295,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	5,465,836
620,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	626,136
3,655,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	3,653,108
1,440,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,523,760
2,270,000	Williams Cos., Inc., 7.75%, 6/15/31	2,541,491
7,360,000	Williams Cos., Inc., 7.50%, 1/15/31	8,321,892
	Total Pipelines	$103,094,010

	REITs — 1.1%
8,169,000	Healthcare Realty Holdings LP, 3.10%, 2/15/30	$ 7,141,329
1,876,000	Highwoods Realty LP, 2.60%, 2/1/31	1,458,190
406,000	Highwoods Realty LP, 3.05%, 2/15/30	335,447
2,539,000	Highwoods Realty LP, 4.125%, 3/15/28	2,338,182
7,870,000	LXP Industrial Trust, 2.375%, 10/1/31	6,318,696
4,880,000	LXP Industrial Trust, 2.70%, 9/15/30	4,041,859
16,163,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	10,105,546
15,090,000	Sun Communities Operating LP , 5.70%, 1/15/33	15,275,807
4,865,000	UDR, Inc., 4.40%, 1/26/29	4,687,662
	Total REITs	$51,702,718

	Retail — 0.8%
1,675,000	AutoNation, Inc., 1.95%, 8/1/28	$ 1,440,258
1,675,000	AutoNation, Inc., 2.40%, 8/1/31	1,342,626
7,335,000	AutoNation, Inc., 3.85%, 3/1/32	6,517,557
3,775,000	AutoNation, Inc., 4.75%, 6/1/30	3,646,051
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2333

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
10,890,000	Darden Restaurants, Inc., 6.30%, 10/10/33	$ 11,707,096
11,070,000	Dollar Tree, Inc., 2.65%, 12/1/31	9,405,979
	Total Retail	$34,059,567

	Semiconductors — 0.8%
978,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 802,922
14,123,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	11,444,633
7,993,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	7,534,792
2,960,000	Broadcom, Inc., 4.30%, 11/15/32	2,839,718
4,470,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	4,591,289
8,577,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	7,338,551
	Total Semiconductors	$34,551,905

	Software — 0.2%
12,416,000	Autodesk, Inc., 2.40%, 12/15/31	$ 10,622,909
	Total Software	$10,622,909

	Telecommunications — 0.9%
9,430,000	Motorola Solutions, Inc., 2.30%, 11/15/30	$ 7,962,297
4,420,000	Motorola Solutions, Inc., 5.60%, 6/1/32	4,559,703
5,250,000	T-Mobile USA, Inc., 2.70%, 3/15/32	4,474,057
16,860,000	T-Mobile USA, Inc., 5.05%, 7/15/33	16,991,093
4,265,000	T-Mobile USA, Inc., 5.20%, 1/15/33	4,371,999
3,850,000	T-Mobile USA, Inc., 5.75%, 1/15/34	4,083,472
	Total Telecommunications	$42,442,621

	Transportation — 0.1%
2,235,000	Norfolk Southern Corp., 5.95%, 3/15/64	$ 2,493,681
	Total Transportation	$2,493,681

	Trucking & Leasing — 0.3%
2,897,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 2,824,637
8,305,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	8,432,424
1,345,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	1,394,075
	Total Trucking & Leasing	$12,651,136

	Total Corporate Bonds (Cost $1,449,804,232)	$1,360,473,321

The accompanying notes are an integral part of these financial statements.
34Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
Municipal Bonds — 0.1% of Net Assets(g)
Virginia — 0.1%
2,335,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	$ 2,346,301
	Total Virginia	$ 2,346,301

	Total Municipal Bonds (Cost $2,453,151)	$ 2,346,301

Insurance-Linked Securities — 4.1% of Net Assets#
Event Linked Bonds — 1.9%
Earthquakes – California — 0.0%†
1,000,000(a)	Phoenician Re, 8.266%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 985,500
Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 9.061%, (3 Month Term SOFR + 376 bps), 3/13/24 (144A)	$ 249,500
Earthquakes – U.S. — 0.0%†
750,000(a)	Ursa Re, 10.87%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 750,525
500,000(a)	Veraison Re, 11.868%, (1 Month U.S. Treasury Bill + 650 bps), 3/9/26 (144A)	517,050
$ 1,267,575

Flood – U.S. — 0.1%
2,000,000(a)	FloodSmart Re, 17.198%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,945,400
1,250,000(a)	FloodSmart Re, 18.947%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	1,248,750
$ 3,194,150

Health – U.S. — 0.2%
2,250,000(a)	Vitality Re XIII, 7.37%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 2,210,625
6,000,000(a)	Vitality Re XIV, 8.868%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	5,997,000
750,000(a)	Vitality Re XIV, 9.867%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	749,325
$ 8,956,950

Multiperil – U.S. — 0.6%
100,000(a)	Caelus Re V, 5.468%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 80,000
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2335

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Easton Re Pte, 9.871%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	$ 249,250
750,000(a)	Four Lakes Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	749,625
500,000(a)	Four Lakes Re, 9.638%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	485,650
3,000,000(a)	Four Lakes Re, 11.87%, (3 Month U.S. Treasury Bill + 650 bps), 1/7/26 (144A)	3,041,700
500,000(a)	Herbie Re, 15.087%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	492,400
3,500,000(a)	High Point Re, 11.12%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	3,498,250
2,000,000(a)	Matterhorn Re, 10.674%, (SOFR + 525 bps), 3/24/25 (144A)	1,950,000
1,000,000(a)	Matterhorn Re, 13.174%, (SOFR + 775 bps), 3/24/25 (144A)	984,000
3,400,000(a)	Mystic Re IV, 14.617%, (3 Month U.S. Treasury Bill + 925 bps), 1/8/26 (144A)	3,505,740
1,000,000(a)	Mystic Re IV, 17.367%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	999,500
1,000,000(a)	Residential Re, 11.118%, (1 Month U.S. Treasury Bill + 575 bps), 12/6/27 (144A)	998,500
1,750,000(a)	Residential Re, 13.057%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,780,275
2,500,000(a)	Residential Re, 13.868%, (1 Month U.S. Treasury Bill + 850 bps), 12/6/27 (144A)	2,496,250
2,750,000(a)	Sanders Re II, 8.418%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	2,627,075
1,000,000(a)	Sanders Re III, 11.62%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	1,017,900
		$ 24,956,115

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Galileo Re, 12.367%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	$ 748,875
1,250,000(a)	Galileo Re, 12.37%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,248,125
250,000(a)	Matterhorn Re, 11.159%, (SOFR + 575 bps), 12/8/25 (144A)	230,300
The accompanying notes are an integral part of these financial statements.
36Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Mona Lisa Re, 17.867%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	$ 1,073,000
750,000(a)	Northshore Re II, 13.368%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	767,400
		$ 4,067,700

	Multiperil – U.S. Regional — 0.1%
850,000(a)	Aquila Re I, 12.867%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 865,810
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	1,001,000
1,000,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,008,600
3,500,000(a)	Long Point Re IV, 9.618%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,454,850
1,250,000(a)	Matterhorn Re, 10.37%, (3 Month U.S. Treasury Bill + 500 bps), 1/8/27 (144A)	437,500
		$ 6,767,760

	Multiperil – Worldwide — 0.1%
750,000(a)	2001 Cat Re, 17.867%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	$ 751,875
2,000,000(a)	Atlas Capital, 12.656%, (SOFR + 725 bps), 6/5/26 (144A)	1,998,200
		$ 2,750,075

	Pandemic – U.S — 0.0%†
1,750,000(a)	Vitality Re XI, 7.17%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 1,744,750
	Windstorm – Florida — 0.2%
2,000,000(a)	Everglades Re II, 5.37%, (1 Month U.S. Treasury Bill + 0 bps), 1/16/24 (144A)	$ 1,993,000
4,100,000(a)	Everglades Re II, 11.973%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	4,130,750
2,450,000(a)	Everglades Re II, 12.995%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	2,478,175
750,000(a)	Integrity Re, 12.44%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	718,800
		$ 9,320,725

	Windstorm – Mexico — 0.0%†
300,000(a)	International Bank for Reconstruction & Development, 15.641%, (3 Month Term SOFR + 1,026 bps), 3/13/24 (144A)	$ 299,400
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2337

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – North Carolina — 0.1%
1,750,000(a)	Blue Ridge Re, 8.00%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	$ 1,747,375
1,000,000(a)	Blue Ridge Re, 10.617%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	998,500
1,750,000(a)	Cape Lookout Re, 9.068%, (1 Month U.S. Treasury Bill + 370 bps), 3/22/24 (144A)	1,744,750
		$ 4,490,625

	Windstorm – Texas — 0.1%
2,273,000(a)	Alamo Re, 12.548%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 2,300,276
	Windstorm – U.S. — 0.2%
1,250,000(a)	Alamo Re, 13.87%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,273,750
250,000(a)	Bonanza Re, 11.15%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	236,375
300,000(a)	Bonanza Re, 13.617%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	299,490
1,100,000(a)	Cape Lookout Re, 11.868%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,119,470
700,000(a)	Gateway Re, 18.368%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	728,490
250,000(a)	Gateway Re II, 14.867%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	252,300
3,000,000(a)	Queen Street 2023 Re, 12.868%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	3,052,800
		$ 6,962,675

	Windstorm – U.S. Multistate — 0.0%†
1,000,000(a)	Gateway Re, 5.37%, (3 Month U.S. Treasury Bill + 0 bps), 1/9/24 (144A)	$ 996,500
	Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Commonwealth Re, 8.906%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	$ 994,300
	Winterstorm – Florida — 0.1%
1,500,000(a)	Integrity Re, 17.368%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,557,000
1,000,000(a)	Lightning Re, 16.367%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,056,000
		$ 2,613,000

	Total Event Linked Bonds	$ 82,917,576

The accompanying notes are an integral part of these financial statements.
38Pioneer Bond Fund | Semiannual Report | 12/31/23

Face Amount USD ($)		Value
	Collateralized Reinsurance — 0.5%
	Multiperil – Massachusetts — 0.0%†
500,000(h)(i) +	Portsalon Re 2022, 5/31/28	$ 458,460
	Multiperil – U.S. — 0.4%
8,000,000(h)(i) +	Ballybunion Re 2020, 2/29/24	$ 903,792
2,250,000(h)(i) +	Ballybunion Re 2021-3, 7/31/25	50,308
1,750,000(h)(i) +	Ballybunion Re 2022, 12/31/27	33,163
3,000,000(h)(i) +	Ballybunion Re 2022-2, 5/31/28	3,046,530
4,000,000(h)(i) +	Ballybunion Re 2022-3, 6/30/28	4,138,433
3,500,000(h)(i) +	Ballybunion Re 2023, 12/31/28	3,899,668
5,750,000(h)(i) +	Gamboge Re, 3/31/29	6,030,600
		$ 18,102,494

	Multiperil – Worldwide — 0.1%
1,000,000(h)(i) +	Clarendon Re 2023, 12/31/28	$ 1,058,500
167,000(i) +	Limestone Re 2019-2B, 12/31/24 (144A)	298
1,420,000(i) +	Limestone Re 2020-1, 3/1/24 (144A)	—
480,000(i) +	Limestone Re 2020-1, 3/1/24 (144A)	—
500,000(h)(i) +	Merion Re 2023-1, 12/31/28	527,343
250,000(h)(i) +	Old Head Re 2022, 12/31/27	125,000
250,000(h)(i) +	Old Head Re 2023, 12/31/28	260,225
1,000,000(h)(i) +	Pine Valley Re 2023, 12/31/28	—
250,000(h)(i) +	Porthcawl Re 2023, 12/31/28	261,350
350,000(h)(i) +	Walton Health Re 2019, 6/30/24	88,088
2,500,000(h)(i) +	Walton Health Re 2022, 12/15/27	364,384
		$ 2,685,188

	Windstorm – Florida — 0.0%†
1,500,000(h)(i) +	Formby Re 2018, 2/29/24	$ —
	Windstorm – North Carolina — 0.0%†
250,000(i) +	Isosceles Re 2023, 4/30/29	$ 249,750
1,750,000(i) +	Isosceles Re 2023, 4/30/29	—
450,000(i) +	Isosceles Re 2023, 4/30/29	—
		$ 249,750

	Windstorm – U.S. Multistate — 0.0%†
1,250,000(h)(i) +	White Heron Re 2023, 5/31/29	$ 1,267,336
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2339

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.0%†
7,255,240(h)(i) +	Oakmont Re 2020, 4/30/24	$ —
4,500,000(h)(i) +	Oakmont Re 2022, 4/1/28	1,415,275
		$ 1,415,275

	Total Collateralized Reinsurance	$24,178,503

	Reinsurance Sidecars — 1.7%
	Multiperil – U.S. — 0.0%†
2,000,000(h)(i) +	Carnoustie Re 2020, 12/31/24	$ 230,656
2,000,000(h)(j) +	Harambee Re 2018, 12/31/24	—
5,000,000(j) +	Harambee Re 2019, 12/31/24	7,500
4,000,000(h)(j) +	Harambee Re 2020, 12/31/24	61,600
		$ 299,756

	Multiperil – Worldwide — 1.7%
225,450(h)(j) +	Alturas Re 2020-3, 9/30/24	$ —
213,682(h)(j) +	Alturas Re 2021-3, 7/31/25	11,111
3,497,182(h)(j) +	Alturas Re 2022-2, 12/31/27	905,770
5,000,000(h)(i) +	Bantry Re 2021, 12/31/24	60,000
6,000,000(h)(i) +	Bantry Re 2023, 12/31/28	7,389,000
7,281,734(h)(i) +	Berwick Re 2019-1, 12/31/24	873,808
3,000,000(h)(i) +	Berwick Re 2020-1, 12/31/24	300
4,500,000(h)(i) +	Berwick Re 2022, 12/31/27	86,757
4,500,000(h)(i) +	Berwick Re 2023, 12/31/28	5,111,306
5,000,000(i) +	Eccleston Re 2023, 11/30/28	696,437
640,000(h)(i) +	Eden Re II, 3/22/24 (144A)	179,840
210,000(h)(i) +	Eden Re II, 3/22/24 (144A)	60,060
624,097(h)(i) +	Eden Re II, 3/21/25 (144A)	96,049
1,040,000(h)(i) +	Eden Re II, 3/20/26 (144A)	306,696
3,600,000(h)(i) +	Eden Re II, 3/19/27 (144A)	4,280,400
1,250,000(h)(i) +	Gleneagles Re 2021, 12/31/24	125
1,250,000(h)(i) +	Gleneagles Re 2022, 12/31/27	594,125
2,118,314(h)(i) +	Gullane Re 2018, 12/31/24	100,036
6,381,951(h)(i) +	Gullane Re 2023, 12/31/28	8,033,160
500,000(h)(j) +	Lion Rock Re 2020, 1/31/24	—
500,000(h)(j) +	Lion Rock Re 2021, 12/31/24	55,900
2,993,180(h)(j) +	Lorenz Re 2019, 6/30/24	28,735
7,000,000(h)(i) +	Merion Re 2018-2, 12/31/24	349,888
9,000,000(h)(i) +	Merion Re 2021-2, 12/31/24	1,444,500
6,551,154(h)(i) +	Merion Re 2022-2, 12/31/27	6,211,224
4,750,000(h)(i) +	Pangaea Re 2023-1, 12/31/28	5,774,493
2,970,693(h)(i) +	Pangaea Re 2023-3, 5/31/29	3,370,579
1,250,000(h)(i) +	Phoenix 3 Re 2023-3, 1/4/27	1,404,750
The accompanying notes are an integral part of these financial statements.
40Pioneer Bond Fund | Semiannual Report | 12/31/23

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,000,000(h)(i) +	RosaPenna Re 2022, 6/30/28	$ 1,923,211
600,000(h)(i) +	Sector Re V, 3/1/24 (144A)	315,994
1,914(h)(i) +	Sector Re V, 3/1/24 (144A)	47,184
99,999(h)(i) +	Sector Re V, 12/1/24 (144A)	179,926
200,000(h)(i) +	Sector Re V, 12/1/24 (144A)	359,856
10,000(a)(i) +	Sector Re V, 12/1/26 (144A)	34,663
84,000(a)(i) +	Sector Re V, 12/1/26 (144A)	291,166
4,605,987(h)(i) +	Sector Re V, 12/1/27 (144A)	5,932,511
5,000,000(h)(i) +	Sector Re V, 12/1/28 (144A)	5,072,781
3,609,700(h)(i) +	Sussex Re 2020-1, 12/31/24	4,693
1,250,000(i) +	Sussex Re 2021-1, 12/31/24	875
3,000,000(h)(j) +	Thopas Re 2019, 12/31/24	41,400
6,000,000(h)(j) +	Thopas Re 2020, 12/31/24	1,200
7,000,000(h)(j) +	Thopas Re 2021, 12/31/24	112,700
4,000,000(j) +	Thopas Re 2022, 12/31/27	32,400
4,256,392(h)(j) +	Thopas Re 2023, 12/31/28	5,380,931
4,228,426(j) +	Torricelli Re 2021, 7/31/25	105,711
4,500,000(j) +	Torricelli Re 2022, 6/30/28	100,800
4,500,000(h)(j) +	Torricelli Re 2023, 6/30/29	5,338,890
1,000,000(h)(j) +	Viribus Re 2018, 12/31/24	—
3,650,000(h)(j) +	Viribus Re 2019, 12/31/24	11,315
4,139,570(h)(j) +	Viribus Re 2020, 12/31/24	137,434
3,000,000(h)(j) +	Viribus Re 2022, 12/31/27	110,100
2,000,000(h)(j) +	Viribus Re 2023, 12/31/28	2,765,000
4,979,452(h)(i) +	Woburn Re 2019, 12/31/24	833,660
		$ 76,559,450

	Total Reinsurance Sidecars	$76,859,206

	Total Insurance-Linked Securities (Cost $171,437,143)	$183,955,285

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 51.5% of Net Assets
49,785,043	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 41,253,551
296,065	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	253,442
3,707,366	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	3,032,876
2,101,052	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	1,824,752
31,852,822	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	27,311,471
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2341

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,461,859	Federal Home Loan Mortgage Corp., 2.500%, 12/1/51	$ 5,495,884
4,148,372	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	3,530,167
4,918,283	Federal Home Loan Mortgage Corp., 2.500%, 5/1/52	4,234,389
18,460,895	Federal Home Loan Mortgage Corp., 2.500%, 6/1/52	15,709,407
490,568	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	473,261
474,822	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	439,175
2,403,669	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	2,217,241
2,788,235	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	2,544,348
43,405	Federal Home Loan Mortgage Corp., 3.000%, 10/1/48	39,049
1,168,380	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,052,773
941,489	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	848,655
1,022,042	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	908,041
42,574,820	Federal Home Loan Mortgage Corp., 3.000%, 4/1/52	37,665,094
3,046,029	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	2,732,623
1,716,735	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,518,163
1,127,332	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	997,155
92,047	Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	86,649
2,160,764	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	2,043,262
10,878,964	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	10,207,246
3,178,303	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	2,980,056
50,627	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	46,707
3,455,208	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	3,198,496
259,750	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	238,307
2,920,240	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,710,202
1,108,538	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,078,763
15,836	Federal Home Loan Mortgage Corp., 4.000%, 11/1/42	15,404
3,274,536	Federal Home Loan Mortgage Corp., 4.000%, 5/1/44	3,185,223
427,770	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	410,986
365,826	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	350,239
200,527	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	190,125
181,317	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	171,483
192,705	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	182,266
1,000,097	Federal Home Loan Mortgage Corp., 4.500%, 5/1/42	998,811
The accompanying notes are an integral part of these financial statements.
42Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,605	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	$ 39,505
1,999,541	Federal Home Loan Mortgage Corp., 4.500%, 3/1/53	1,943,287
627,996	Federal Home Loan Mortgage Corp., 4.500%, 5/1/53	610,091
4,832	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	4,910
178,873	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	181,771
342,293	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	340,003
5,777,424	Federal Home Loan Mortgage Corp., 5.000%, 8/1/50	5,783,860
1,692,090	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,688,651
1,950,903	Federal Home Loan Mortgage Corp., 5.000%, 9/1/52	1,975,018
2,292,884	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	2,321,226
457,370	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	452,587
1,730,281	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	1,712,221
480,430	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	475,854
233,636	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	231,246
328,948	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	326,284
198,798	Federal Home Loan Mortgage Corp., 5.000%, 6/1/53	197,556
2,635	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	2,677
44,207	Federal Home Loan Mortgage Corp., 5.500%, 8/1/35	45,590
36,909	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	38,009
325,019	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	334,727
3,091,265	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	3,149,415
470,936	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	475,783
1,444,319	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	1,452,922
184,906	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	187,237
493,574	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	496,084
443,150	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	445,373
272,387	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	274,614
233,160	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	234,189
2,002,403	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	2,014,673
1,330,816	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	1,346,037
399,803	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	406,008
346,604	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	351,394
127,559,936	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	128,075,626
77,219,780	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	77,531,967
77,220,220	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	77,532,416
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2343

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,076	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	$ 31,170
10,428	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	10,768
11,177	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	11,579
1,235	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	1,282
34,989	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	36,381
6,488	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	6,675
30,736	Federal Home Loan Mortgage Corp., 6.000%, 9/1/33	32,047
15,780	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	16,333
3,031	Federal Home Loan Mortgage Corp., 6.000%, 11/1/33	3,128
29,349	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	30,426
6,415	Federal Home Loan Mortgage Corp., 6.000%, 12/1/33	6,610
25,665	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	26,736
8,404	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	8,770
112,277	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	117,249
16,150	Federal Home Loan Mortgage Corp., 6.000%, 5/1/34	16,785
11,532	Federal Home Loan Mortgage Corp., 6.000%, 4/1/35	11,954
35,897	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	37,209
38,176	Federal Home Loan Mortgage Corp., 6.000%, 4/1/36	39,704
23,695	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	24,525
2,893	Federal Home Loan Mortgage Corp., 6.000%, 7/1/36	3,026
8,141	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	8,468
19,534	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	20,416
21,157	Federal Home Loan Mortgage Corp., 6.000%, 7/1/38	21,978
890,971	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	919,345
484,513	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	502,345
375,332	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	385,251
306,009	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	317,899
215,325	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	218,925
351,388	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	357,056
298,206	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	304,507
1,389,982	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	1,424,121
1,293,420	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	1,327,497
504,410	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	512,187
674,238	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	687,552
198,805	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	204,159
The accompanying notes are an integral part of these financial statements.
44Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
149,086	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 152,931
748,071	Federal Home Loan Mortgage Corp., 6.000%, 9/1/53	766,374
1,934,018	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	1,981,336
125	Federal Home Loan Mortgage Corp., 6.500%, 11/1/30	130
118	Federal Home Loan Mortgage Corp., 6.500%, 3/1/31	123
1,799	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	1,874
3,312	Federal Home Loan Mortgage Corp., 6.500%, 5/1/31	3,451
186	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	192
2,486	Federal Home Loan Mortgage Corp., 6.500%, 8/1/31	2,579
3,208	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	3,326
29	Federal Home Loan Mortgage Corp., 6.500%, 1/1/33	30
11,220	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	11,803
1,200,099	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	1,236,008
8,110,988	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	8,565,669
324,047	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	336,689
259,166	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	267,218
761,199	Federal Home Loan Mortgage Corp., 6.500%, 7/1/53	792,099
2,794,727	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	2,882,324
645,234	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	662,442
617,898	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	635,094
996,463	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	1,028,060
652,521	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	687,235
10,017,333	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	10,265,504
841	Federal Home Loan Mortgage Corp., 7.000%, 11/1/30	868
66,131,016	Federal National Mortgage Association, 1.500%, 3/1/42	54,798,260
16,000,000	Federal National Mortgage Association, 2.000%, 1/1/39 (TBA)	14,342,500
19,579,235	Federal National Mortgage Association, 2.000%, 12/1/41	16,733,014
991,184	Federal National Mortgage Association, 2.000%, 2/1/42	846,630
364,288	Federal National Mortgage Association, 2.000%, 2/1/42	310,930
919,204	Federal National Mortgage Association, 2.000%, 11/1/50	767,550
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2345

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
593,909	Federal National Mortgage Association, 2.000%, 1/1/51	$ 500,929
10,236,205	Federal National Mortgage Association, 2.000%, 11/1/51	8,506,160
10,763,565	Federal National Mortgage Association, 2.000%, 3/1/52	8,805,318
123,600,000	Federal National Mortgage Association, 2.000%, 1/1/54 (TBA)	101,004,375
343,726	Federal National Mortgage Association, 2.500%, 7/1/30	325,893
302,153	Federal National Mortgage Association, 2.500%, 7/1/30	286,591
535,218	Federal National Mortgage Association, 2.500%, 7/1/30	507,446
4,000,000	Federal National Mortgage Association, 2.500%, 1/1/39 (TBA)	3,684,688
100,528	Federal National Mortgage Association, 2.500%, 12/1/42	88,500
90,502	Federal National Mortgage Association, 2.500%, 12/1/42	79,675
91,869	Federal National Mortgage Association, 2.500%, 1/1/43	80,878
1,000,764	Federal National Mortgage Association, 2.500%, 2/1/43	881,036
37,583	Federal National Mortgage Association, 2.500%, 2/1/43	32,809
36,614	Federal National Mortgage Association, 2.500%, 2/1/43	32,064
115,755	Federal National Mortgage Association, 2.500%, 3/1/43	101,921
68,279	Federal National Mortgage Association, 2.500%, 4/1/43	59,497
101,338	Federal National Mortgage Association, 2.500%, 8/1/43	89,225
44,935	Federal National Mortgage Association, 2.500%, 12/1/43	39,565
97,433	Federal National Mortgage Association, 2.500%, 3/1/44	85,491
599,963	Federal National Mortgage Association, 2.500%, 4/1/45	522,295
543,313	Federal National Mortgage Association, 2.500%, 4/1/45	472,967
The accompanying notes are an integral part of these financial statements.
46Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
209,713	Federal National Mortgage Association, 2.500%, 4/1/45	$ 182,556
101,155	Federal National Mortgage Association, 2.500%, 4/1/45	88,058
179,296	Federal National Mortgage Association, 2.500%, 4/1/45	156,078
234,628	Federal National Mortgage Association, 2.500%, 4/1/45	204,641
62,293	Federal National Mortgage Association, 2.500%, 4/1/45	54,229
97,842	Federal National Mortgage Association, 2.500%, 4/1/45	85,172
20,222	Federal National Mortgage Association, 2.500%, 5/1/45	17,604
43,904	Federal National Mortgage Association, 2.500%, 7/1/45	38,221
49,708	Federal National Mortgage Association, 2.500%, 8/1/45	43,271
38,640	Federal National Mortgage Association, 2.500%, 1/1/46	33,504
12,221,037	Federal National Mortgage Association, 2.500%, 8/1/50	10,653,985
556,128	Federal National Mortgage Association, 2.500%, 9/1/50	485,995
275,852	Federal National Mortgage Association, 2.500%, 10/1/50	241,307
35,088,129	Federal National Mortgage Association, 2.500%, 5/1/51	30,293,506
14,834,782	Federal National Mortgage Association, 2.500%, 5/1/51	12,823,993
48,206,541	Federal National Mortgage Association, 2.500%, 11/1/51	41,768,805
1,492,017	Federal National Mortgage Association, 2.500%, 1/1/52	1,286,073
31,698,307	Federal National Mortgage Association, 2.500%, 1/1/52	27,231,558
1,730,798	Federal National Mortgage Association, 2.500%, 2/1/52	1,496,576
25,673,576	Federal National Mortgage Association, 2.500%, 4/1/52	21,850,305
3,917,002	Federal National Mortgage Association, 2.500%, 4/1/52	3,371,262
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2347

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,752,401	Federal National Mortgage Association, 2.500%, 4/1/52	$ 3,192,426
24,572,812	Federal National Mortgage Association, 2.500%, 4/1/52	20,892,164
2,469,009	Federal National Mortgage Association, 2.500%, 4/1/52	2,100,435
1,284,474	Federal National Mortgage Association, 2.500%, 7/1/52	1,092,397
70,000,000	Federal National Mortgage Association, 2.500%, 1/1/54 (TBA)	59,543,750
913,628	Federal National Mortgage Association, 3.000%, 10/1/30	877,636
336,586	Federal National Mortgage Association, 3.000%, 4/1/31	322,645
155,668	Federal National Mortgage Association, 3.000%, 6/1/40	143,666
294,643	Federal National Mortgage Association, 3.000%, 8/1/45	269,332
1,604,319	Federal National Mortgage Association, 3.000%, 2/1/47	1,475,836
1,767,288	Federal National Mortgage Association, 3.000%, 4/1/47	1,608,463
1,190,016	Federal National Mortgage Association, 3.000%, 12/1/47	1,085,664
31,863,725	Federal National Mortgage Association, 3.000%, 2/1/51	28,624,733
1,057,282	Federal National Mortgage Association, 3.000%, 4/1/51	957,191
6,839,714	Federal National Mortgage Association, 3.000%, 11/1/51	6,126,606
14,552,297	Federal National Mortgage Association, 3.000%, 1/1/52	13,054,236
19,651,335	Federal National Mortgage Association, 3.000%, 3/1/52	17,766,783
7,604,662	Federal National Mortgage Association, 3.000%, 3/1/52	6,728,752
2,821,169	Federal National Mortgage Association, 3.000%, 6/1/52	2,495,037
104,700,000	Federal National Mortgage Association, 3.000%, 1/1/54 (TBA)	92,606,332
5,254,170	Federal National Mortgage Association, 3.000%, 2/1/57	4,624,619
The accompanying notes are an integral part of these financial statements.
48Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
686,470	Federal National Mortgage Association, 3.500%, 6/1/28	$ 670,170
216,357	Federal National Mortgage Association, 3.500%, 10/1/41	204,954
1,328,776	Federal National Mortgage Association, 3.500%, 11/1/41	1,294,371
100,120	Federal National Mortgage Association, 3.500%, 10/1/42	94,332
148,692	Federal National Mortgage Association, 3.500%, 12/1/42	140,949
164,869	Federal National Mortgage Association, 3.500%, 12/1/42	155,976
1,180,844	Federal National Mortgage Association, 3.500%, 9/1/45	1,102,063
157,086	Federal National Mortgage Association, 3.500%, 10/1/45	148,027
32,902	Federal National Mortgage Association, 3.500%, 2/1/47	30,827
45,131	Federal National Mortgage Association, 3.500%, 7/1/47	42,706
39,696	Federal National Mortgage Association, 3.500%, 10/1/47	36,799
221,046	Federal National Mortgage Association, 3.500%, 12/1/47	209,251
3,476,990	Federal National Mortgage Association, 3.500%, 1/1/48	3,262,969
28,316	Federal National Mortgage Association, 3.500%, 2/1/49	26,438
986,281	Federal National Mortgage Association, 3.500%, 5/1/49	933,704
667,111	Federal National Mortgage Association, 3.500%, 5/1/49	629,440
16,499	Federal National Mortgage Association, 3.500%, 7/1/49	15,411
421,491	Federal National Mortgage Association, 3.500%, 3/1/52	391,967
1,176,823	Federal National Mortgage Association, 3.500%, 3/1/52	1,085,129
793,630	Federal National Mortgage Association, 3.500%, 4/1/52	728,190
3,120,017	Federal National Mortgage Association, 3.500%, 4/1/52	2,875,011
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2349

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,908,331	Federal National Mortgage Association, 3.500%, 4/1/52	$ 1,771,069
5,791,890	Federal National Mortgage Association, 3.500%, 5/1/52	5,361,567
454,598	Federal National Mortgage Association, 3.500%, 6/1/52	420,823
587,480	Federal National Mortgage Association, 3.500%, 6/1/52	539,056
5,867,180	Federal National Mortgage Association, 3.500%, 6/1/52	5,383,543
55,000,000	Federal National Mortgage Association, 3.500%, 1/1/54 (TBA)	50,453,906
316,213	Federal National Mortgage Association, 3.500%, 8/1/58	286,852
1,202	Federal National Mortgage Association, 4.000%, 10/1/25	1,186
64,360	Federal National Mortgage Association, 4.000%, 11/1/34	62,994
587,478	Federal National Mortgage Association, 4.000%, 4/1/39	572,986
2,380,130	Federal National Mortgage Association, 4.000%, 10/1/40	2,321,123
402,610	Federal National Mortgage Association, 4.000%, 12/1/40	392,628
80,495	Federal National Mortgage Association, 4.000%, 7/1/42	78,299
2,311,094	Federal National Mortgage Association, 4.000%, 4/1/44	2,248,063
36,880	Federal National Mortgage Association, 4.000%, 6/1/45	35,882
191,604	Federal National Mortgage Association, 4.000%, 7/1/45	184,717
62,702	Federal National Mortgage Association, 4.000%, 5/1/51	59,489
7,421,643	Federal National Mortgage Association, 4.000%, 7/1/51	7,059,671
153,597	Federal National Mortgage Association, 4.000%, 8/1/51	145,648
2,303,211	Federal National Mortgage Association, 4.000%, 9/1/51	2,199,676
250,976	Federal National Mortgage Association, 4.000%, 6/1/52	237,351
The accompanying notes are an integral part of these financial statements.
50Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,300,000	Federal National Mortgage Association, 4.000%, 1/1/54 (TBA)	$ 17,307,082
717,058	Federal National Mortgage Association, 4.000%, 7/1/56	680,160
1,069,470	Federal National Mortgage Association, 4.000%, 1/1/57	1,013,108
39,909	Federal National Mortgage Association, 4.500%, 10/1/35	40,005
101,384	Federal National Mortgage Association, 4.500%, 8/1/40	101,128
90,669	Federal National Mortgage Association, 4.500%, 2/1/41	90,552
963,933	Federal National Mortgage Association, 4.500%, 5/1/41	962,691
317,804	Federal National Mortgage Association, 4.500%, 7/1/41	317,394
122,051	Federal National Mortgage Association, 4.500%, 3/1/43	121,894
4,314,601	Federal National Mortgage Association, 4.500%, 9/1/43	4,307,699
2,877,309	Federal National Mortgage Association, 4.500%, 1/1/44	2,873,607
1,545,310	Federal National Mortgage Association, 4.500%, 3/1/44	1,544,544
3,708,019	Federal National Mortgage Association, 4.500%, 6/1/44	3,703,252
12,794,769	Federal National Mortgage Association, 4.500%, 7/1/44	12,709,786
148,608	Federal National Mortgage Association, 4.500%, 1/1/47	147,499
59,195	Federal National Mortgage Association, 4.500%, 2/1/47	58,753
1,870,044	Federal National Mortgage Association, 4.500%, 8/1/47	1,852,227
4,000,000	Federal National Mortgage Association, 4.500%, 1/1/53 (TBA)	3,877,188
25,005	Federal National Mortgage Association, 5.000%, 7/1/34	25,409
80,049	Federal National Mortgage Association, 5.000%, 10/1/34	81,342
4,000,000	Federal National Mortgage Association, 5.000%, 1/1/39 (TBA)	4,023,750
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2351

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
186,409	Federal National Mortgage Association, 5.000%, 2/1/39	$ 189,415
4,159,717	Federal National Mortgage Association, 5.000%, 12/1/44	4,227,225
142,457	Federal National Mortgage Association, 5.000%, 6/1/49	142,351
466,258	Federal National Mortgage Association, 5.000%, 9/1/49	472,907
2,438,704	Federal National Mortgage Association, 5.000%, 9/1/49	2,486,280
3,718,548	Federal National Mortgage Association, 5.000%, 10/1/50	3,726,098
1,832,565	Federal National Mortgage Association, 5.000%, 6/1/52	1,841,963
859,008	Federal National Mortgage Association, 5.000%, 6/1/52	854,366
5,898,665	Federal National Mortgage Association, 5.000%, 8/1/52	5,840,977
3,734,734	Federal National Mortgage Association, 5.000%, 11/1/52	3,697,706
427,792	Federal National Mortgage Association, 5.000%, 2/1/53	423,769
705,696	Federal National Mortgage Association, 5.000%, 2/1/53	698,787
908,468	Federal National Mortgage Association, 5.000%, 2/1/53	899,924
1,841,269	Federal National Mortgage Association, 5.000%, 3/1/53	1,824,350
432,366	Federal National Mortgage Association, 5.000%, 3/1/53	428,596
1,481,123	Federal National Mortgage Association, 5.000%, 4/1/53	1,466,138
277,865	Federal National Mortgage Association, 5.000%, 4/1/53	276,094
419,017	Federal National Mortgage Association, 5.000%, 4/1/53	414,644
622,632	Federal National Mortgage Association, 5.000%, 4/1/53	616,284
976,760	Federal National Mortgage Association, 5.000%, 8/1/53	975,129
4,151	Federal National Mortgage Association, 5.500%, 6/1/33	4,275
The accompanying notes are an integral part of these financial statements.
52Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
22,227	Federal National Mortgage Association, 5.500%, 7/1/33	$ 22,888
142,479	Federal National Mortgage Association, 5.500%, 7/1/34	146,723
5,637	Federal National Mortgage Association, 5.500%, 10/1/35	5,777
36,736	Federal National Mortgage Association, 5.500%, 3/1/36	37,393
32,027	Federal National Mortgage Association, 5.500%, 5/1/36	32,899
49,024	Federal National Mortgage Association, 5.500%, 6/1/36	50,487
21,000,000	Federal National Mortgage Association, 5.500%, 1/1/39 (TBA)	21,297,773
736,141	Federal National Mortgage Association, 5.500%, 5/1/49	749,280
2,554,341	Federal National Mortgage Association, 5.500%, 4/1/50	2,602,390
5,884,495	Federal National Mortgage Association, 5.500%, 4/1/50	5,995,187
1,255,872	Federal National Mortgage Association, 5.500%, 11/1/52	1,264,560
3,304,011	Federal National Mortgage Association, 5.500%, 1/1/53	3,343,974
3,610,054	Federal National Mortgage Association, 5.500%, 1/1/53	3,673,667
2,329,685	Federal National Mortgage Association, 5.500%, 2/1/53	2,343,359
828,837	Federal National Mortgage Association, 5.500%, 2/1/53	838,609
2,209,037	Federal National Mortgage Association, 5.500%, 4/1/53	2,223,800
1,758,972	Federal National Mortgage Association, 5.500%, 4/1/53	1,768,529
386,528	Federal National Mortgage Association, 5.500%, 4/1/53	392,314
1,104,254	Federal National Mortgage Association, 5.500%, 4/1/53	1,110,330
1,453,740	Federal National Mortgage Association, 5.500%, 4/1/53	1,467,520
523,648	Federal National Mortgage Association, 5.500%, 4/1/53	528,143
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2353

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
700,234	Federal National Mortgage Association, 5.500%, 4/1/53	$ 703,433
1,429,618	Federal National Mortgage Association, 5.500%, 7/1/53	1,448,911
900,144	Federal National Mortgage Association, 5.500%, 7/1/53	904,197
3,019,222	Federal National Mortgage Association, 5.500%, 7/1/53	3,065,912
298,847	Federal National Mortgage Association, 5.500%, 8/1/53	304,302
20,869,137	Federal National Mortgage Association, 5.500%, 9/1/53	20,953,510
4,145,667	Federal National Mortgage Association, 5.500%, 9/1/53	4,165,308
662,230	Federal National Mortgage Association, 5.500%, 10/1/53	668,672
11,372	Federal National Mortgage Association, 5.720%, 11/1/28	11,276
11,588	Federal National Mortgage Association, 5.720%, 6/1/29	11,531
20,325	Federal National Mortgage Association, 5.900%, 4/1/28	20,223
183	Federal National Mortgage Association, 6.000%, 9/1/29	189
478	Federal National Mortgage Association, 6.000%, 1/1/32	491
3,634	Federal National Mortgage Association, 6.000%, 2/1/32	3,760
1,484	Federal National Mortgage Association, 6.000%, 3/1/32	1,535
875	Federal National Mortgage Association, 6.000%, 8/1/32	906
130	Federal National Mortgage Association, 6.000%, 9/1/32	135
11,794	Federal National Mortgage Association, 6.000%, 10/1/32	12,203
3,539	Federal National Mortgage Association, 6.000%, 2/1/33	3,647
18,859	Federal National Mortgage Association, 6.000%, 3/1/33	19,582
17,853	Federal National Mortgage Association, 6.000%, 4/1/33	18,505
The accompanying notes are an integral part of these financial statements.
54Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
38,833	Federal National Mortgage Association, 6.000%, 7/1/33	$ 39,933
10,561	Federal National Mortgage Association, 6.000%, 11/1/33	10,974
33,020	Federal National Mortgage Association, 6.000%, 8/1/34	34,395
7,072	Federal National Mortgage Association, 6.000%, 9/1/34	7,305
9,149	Federal National Mortgage Association, 6.000%, 9/1/34	9,524
34,809	Federal National Mortgage Association, 6.000%, 9/1/34	36,112
952	Federal National Mortgage Association, 6.000%, 9/1/34	987
3,111	Federal National Mortgage Association, 6.000%, 10/1/34	3,249
3,249	Federal National Mortgage Association, 6.000%, 11/1/34	3,393
30,663	Federal National Mortgage Association, 6.000%, 11/1/34	31,827
1,108	Federal National Mortgage Association, 6.000%, 2/1/35	1,157
2,269	Federal National Mortgage Association, 6.000%, 2/1/35	2,370
48,106	Federal National Mortgage Association, 6.000%, 4/1/35	50,109
3,812	Federal National Mortgage Association, 6.000%, 5/1/35	3,956
66,160	Federal National Mortgage Association, 6.000%, 10/1/35	68,483
32,546	Federal National Mortgage Association, 6.000%, 12/1/35	33,689
7,263	Federal National Mortgage Association, 6.000%, 12/1/37	7,578
55,577	Federal National Mortgage Association, 6.000%, 6/1/38	57,830
6,505	Federal National Mortgage Association, 6.000%, 7/1/38	6,683
2,460,980	Federal National Mortgage Association, 6.000%, 1/1/53	2,550,697
771,327	Federal National Mortgage Association, 6.000%, 1/1/53	793,433
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2355

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
769,303	Federal National Mortgage Association, 6.000%, 2/1/53	$ 782,234
280,891	Federal National Mortgage Association, 6.000%, 2/1/53	291,504
235,191	Federal National Mortgage Association, 6.000%, 3/1/53	240,064
303,737	Federal National Mortgage Association, 6.000%, 3/1/53	310,599
562,563	Federal National Mortgage Association, 6.000%, 4/1/53	571,751
1,018,134	Federal National Mortgage Association, 6.000%, 4/1/53	1,035,938
3,294,206	Federal National Mortgage Association, 6.000%, 5/1/53	3,408,326
3,200,642	Federal National Mortgage Association, 6.000%, 5/1/53	3,300,118
310,035	Federal National Mortgage Association, 6.000%, 6/1/53	319,050
257,594	Federal National Mortgage Association, 6.000%, 6/1/53	262,931
288,345	Federal National Mortgage Association, 6.000%, 6/1/53	292,880
382,048	Federal National Mortgage Association, 6.000%, 6/1/53	388,468
593,713	Federal National Mortgage Association, 6.000%, 6/1/53	604,363
1,379,598	Federal National Mortgage Association, 6.000%, 6/1/53	1,423,008
1,000,659	Federal National Mortgage Association, 6.000%, 6/1/53	1,023,512
166,182	Federal National Mortgage Association, 6.000%, 7/1/53	170,069
3,383,527	Federal National Mortgage Association, 6.000%, 7/1/53	3,460,692
2,162,355	Federal National Mortgage Association, 6.000%, 7/1/53	2,243,168
2,713,272	Federal National Mortgage Association, 6.000%, 7/1/53	2,831,872
1,950,124	Federal National Mortgage Association, 6.000%, 7/1/53	1,996,588
584,795	Federal National Mortgage Association, 6.000%, 7/1/53	600,202
The accompanying notes are an integral part of these financial statements.
56Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
979,489	Federal National Mortgage Association, 6.000%, 8/1/53	$ 1,000,416
5,615,003	Federal National Mortgage Association, 6.000%, 8/1/53	5,764,145
31,142,053	Federal National Mortgage Association, 6.000%, 9/1/53	31,620,511
199,347	Federal National Mortgage Association, 6.000%, 9/1/53	203,255
577,137	Federal National Mortgage Association, 6.000%, 10/1/53	591,257
1,143,381	Federal National Mortgage Association, 6.000%, 10/1/53	1,171,356
967,282	Federal National Mortgage Association, 6.000%, 10/1/53	988,859
3,620	Federal National Mortgage Association, 6.500%, 7/1/29	3,774
258	Federal National Mortgage Association, 6.500%, 4/1/31	267
1,233	Federal National Mortgage Association, 6.500%, 5/1/31	1,282
1,676	Federal National Mortgage Association, 6.500%, 9/1/31	1,741
1,797	Federal National Mortgage Association, 6.500%, 9/1/31	1,868
462	Federal National Mortgage Association, 6.500%, 10/1/31	483
31,092	Federal National Mortgage Association, 6.500%, 12/1/31	32,320
3,080	Federal National Mortgage Association, 6.500%, 2/1/32	3,208
9,789	Federal National Mortgage Association, 6.500%, 3/1/32	10,149
18,146	Federal National Mortgage Association, 6.500%, 7/1/32	19,025
9,982	Federal National Mortgage Association, 6.500%, 7/1/34	10,420
31,749	Federal National Mortgage Association, 6.500%, 11/1/37	33,606
8,386	Federal National Mortgage Association, 6.500%, 11/1/47	8,556
215,480	Federal National Mortgage Association, 6.500%, 2/1/53	223,091
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2357

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,941,176	Federal National Mortgage Association, 6.500%, 3/1/53	$ 2,016,694
390,528	Federal National Mortgage Association, 6.500%, 3/1/53	406,472
1,766,347	Federal National Mortgage Association, 6.500%, 3/1/53	1,829,611
264,438	Federal National Mortgage Association, 6.500%, 4/1/53	273,635
340,482	Federal National Mortgage Association, 6.500%, 4/1/53	356,147
386,790	Federal National Mortgage Association, 6.500%, 4/1/53	398,726
499,402	Federal National Mortgage Association, 6.500%, 7/1/53	512,858
476,023	Federal National Mortgage Association, 6.500%, 7/1/53	491,875
2,239,441	Federal National Mortgage Association, 6.500%, 8/1/53	2,305,868
995,638	Federal National Mortgage Association, 6.500%, 8/1/53	1,024,107
300,979	Federal National Mortgage Association, 6.500%, 8/1/53	309,390
791,687	Federal National Mortgage Association, 6.500%, 8/1/53	812,800
641,627	Federal National Mortgage Association, 6.500%, 8/1/53	661,327
4,568,983	Federal National Mortgage Association, 6.500%, 9/1/53	4,692,645
948,987	Federal National Mortgage Association, 6.500%, 9/1/53	977,136
2,306	Federal National Mortgage Association, 7.000%, 12/1/30	2,379
1,650	Federal National Mortgage Association, 7.000%, 4/1/31	1,702
2,682	Federal National Mortgage Association, 7.000%, 9/1/31	2,767
9,932	Federal National Mortgage Association, 7.000%, 12/1/31	10,247
5,888	Federal National Mortgage Association, 7.000%, 1/1/32	6,110
14,000,000	Government National Mortgage Association, 3.000%, 1/20/54 (TBA)	12,674,340
The accompanying notes are an integral part of these financial statements.
58Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,000,000	Government National Mortgage Association, 3.500%, 1/20/54 (TBA)	$ 10,243,750
8,000,000	Government National Mortgage Association, 5.500%, 1/20/54 (TBA)	8,057,520
12,000,000	Government National Mortgage Association, 6.000%, 1/20/54 (TBA)	12,201,094
7,000,000	Government National Mortgage Association, 6.500%, 1/20/54 (TBA)	7,165,430
2,191,290	Government National Mortgage Association I, 3.500%, 11/15/41	2,069,740
1,517,015	Government National Mortgage Association I, 3.500%, 7/15/42	1,432,847
272,044	Government National Mortgage Association I, 3.500%, 10/15/42	257,013
481,638	Government National Mortgage Association I, 3.500%, 1/15/44	454,901
1,591,049	Government National Mortgage Association I, 3.500%, 1/15/45	1,502,868
525,422	Government National Mortgage Association I, 3.500%, 8/15/46	492,602
5,955	Government National Mortgage Association I, 4.000%, 5/15/39	5,753
878	Government National Mortgage Association I, 4.000%, 6/15/39	857
1,398	Government National Mortgage Association I, 4.000%, 8/15/40	1,357
116,460	Government National Mortgage Association I, 4.000%, 8/15/40	113,610
1,662	Government National Mortgage Association I, 4.000%, 9/15/40	1,613
1,660	Government National Mortgage Association I, 4.000%, 10/15/40	1,620
6,981	Government National Mortgage Association I, 4.000%, 11/15/40	6,741
14,228	Government National Mortgage Association I, 4.000%, 11/15/40	13,768
4,546	Government National Mortgage Association I, 4.000%, 1/15/41	4,412
17,139	Government National Mortgage Association I, 4.000%, 1/15/41	16,720
2,600	Government National Mortgage Association I, 4.000%, 2/15/41	2,537
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2359

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
22,863	Government National Mortgage Association I, 4.000%, 6/15/41	$ 22,123
34,610	Government National Mortgage Association I, 4.000%, 7/15/41	33,594
86,362	Government National Mortgage Association I, 4.000%, 9/15/41	83,823
1,741	Government National Mortgage Association I, 4.000%, 10/15/41	1,681
4,595	Government National Mortgage Association I, 4.000%, 10/15/41	4,437
1,106	Government National Mortgage Association I, 4.000%, 11/15/41	1,068
1,022	Government National Mortgage Association I, 4.000%, 11/15/41	984
1,293	Government National Mortgage Association I, 4.000%, 12/15/41	1,253
10,583	Government National Mortgage Association I, 4.000%, 2/15/42	10,272
232,562	Government National Mortgage Association I, 4.000%, 8/15/43	225,721
3,239	Government National Mortgage Association I, 4.000%, 11/15/43	3,158
173,127	Government National Mortgage Association I, 4.000%, 3/15/44	168,034
668,106	Government National Mortgage Association I, 4.000%, 3/15/44	648,449
21,047	Government National Mortgage Association I, 4.000%, 3/15/44	20,462
2,782	Government National Mortgage Association I, 4.000%, 3/15/44	2,710
395,427	Government National Mortgage Association I, 4.000%, 4/15/44	382,001
2,851	Government National Mortgage Association I, 4.000%, 4/15/44	2,749
4,754	Government National Mortgage Association I, 4.000%, 4/15/44	4,605
51,729	Government National Mortgage Association I, 4.000%, 8/15/44	50,434
519,823	Government National Mortgage Association I, 4.000%, 9/15/44	504,059
35,533	Government National Mortgage Association I, 4.000%, 9/15/44	33,960
The accompanying notes are an integral part of these financial statements.
60Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
52,046	Government National Mortgage Association I, 4.000%, 9/15/44	$ 50,617
97,233	Government National Mortgage Association I, 4.000%, 11/15/44	93,981
288,702	Government National Mortgage Association I, 4.000%, 12/15/44	280,069
151,366	Government National Mortgage Association I, 4.000%, 1/15/45	147,037
119,424	Government National Mortgage Association I, 4.000%, 1/15/45	114,725
346,537	Government National Mortgage Association I, 4.000%, 2/15/45	337,026
304,839	Government National Mortgage Association I, 4.000%, 2/15/45	294,655
786,249	Government National Mortgage Association I, 4.000%, 3/15/45	759,157
645,092	Government National Mortgage Association I, 4.000%, 4/15/45	625,711
766,679	Government National Mortgage Association I, 4.000%, 5/15/45	753,312
951,553	Government National Mortgage Association I, 4.000%, 6/15/45	926,710
133,292	Government National Mortgage Association I, 4.000%, 7/15/45	128,929
201,090	Government National Mortgage Association I, 4.000%, 8/15/45	194,115
17,761	Government National Mortgage Association I, 4.500%, 6/15/25	17,568
14,505	Government National Mortgage Association I, 4.500%, 7/15/33	14,349
34,757	Government National Mortgage Association I, 4.500%, 9/15/33	34,425
58,431	Government National Mortgage Association I, 4.500%, 10/15/33	57,673
42,821	Government National Mortgage Association I, 4.500%, 10/15/33	42,265
2,982	Government National Mortgage Association I, 4.500%, 2/15/34	2,950
34,585	Government National Mortgage Association I, 4.500%, 4/15/35	34,136
16,571	Government National Mortgage Association I, 4.500%, 10/15/35	16,394
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2361

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
26,029	Government National Mortgage Association I, 4.500%, 4/15/38	$ 25,881
229,794	Government National Mortgage Association I, 4.500%, 12/15/39	228,798
92,727	Government National Mortgage Association I, 4.500%, 1/15/40	92,418
52,205	Government National Mortgage Association I, 4.500%, 9/15/40	51,995
140,198	Government National Mortgage Association I, 4.500%, 10/15/40	139,360
97,497	Government National Mortgage Association I, 4.500%, 4/15/41	96,533
203,981	Government National Mortgage Association I, 4.500%, 5/15/41	200,680
127,251	Government National Mortgage Association I, 4.500%, 6/15/41	125,992
91,737	Government National Mortgage Association I, 4.500%, 7/15/41	90,830
78,066	Government National Mortgage Association I, 4.500%, 8/15/41	76,982
17,009	Government National Mortgage Association I, 5.000%, 7/15/33	16,979
17,841	Government National Mortgage Association I, 5.000%, 9/15/33	17,954
20,729	Government National Mortgage Association I, 5.000%, 4/15/34	20,838
123,402	Government National Mortgage Association I, 5.000%, 4/15/35	124,042
46,241	Government National Mortgage Association I, 5.000%, 7/15/40	46,350
24,192	Government National Mortgage Association I, 5.500%, 1/15/29	24,262
3,155	Government National Mortgage Association I, 5.500%, 6/15/33	3,189
18,127	Government National Mortgage Association I, 5.500%, 7/15/33	18,322
8,963	Government National Mortgage Association I, 5.500%, 7/15/33	9,059
5,506	Government National Mortgage Association I, 5.500%, 8/15/33	5,565
8,843	Government National Mortgage Association I, 5.500%, 8/15/33	8,939
The accompanying notes are an integral part of these financial statements.
62Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
8,507	Government National Mortgage Association I, 5.500%, 8/15/33	$ 8,599
19,002	Government National Mortgage Association I, 5.500%, 9/15/33	19,208
21,564	Government National Mortgage Association I, 5.500%, 9/15/33	21,797
9,245	Government National Mortgage Association I, 5.500%, 10/15/33	9,345
16,588	Government National Mortgage Association I, 5.500%, 10/15/33	16,767
84,806	Government National Mortgage Association I, 5.500%, 7/15/34	85,723
12,992	Government National Mortgage Association I, 5.500%, 10/15/34	13,094
112,980	Government National Mortgage Association I, 5.500%, 11/15/34	113,647
46,340	Government National Mortgage Association I, 5.500%, 1/15/35	46,750
7,902	Government National Mortgage Association I, 5.500%, 2/15/35	7,988
28,176	Government National Mortgage Association I, 5.500%, 2/15/35	28,481
23,405	Government National Mortgage Association I, 5.500%, 6/15/35	23,658
99,575	Government National Mortgage Association I, 5.500%, 7/15/35	100,653
7,607	Government National Mortgage Association I, 5.500%, 10/15/35	7,644
35,135	Government National Mortgage Association I, 5.500%, 10/15/35	35,441
10,895	Government National Mortgage Association I, 5.500%, 2/15/37	11,012
6,472	Government National Mortgage Association I, 6.000%, 4/15/28	6,635
27,497	Government National Mortgage Association I, 6.000%, 9/15/28	27,932
1,376	Government National Mortgage Association I, 6.000%, 10/15/28	1,409
10,049	Government National Mortgage Association I, 6.000%, 2/15/29	10,265
9,670	Government National Mortgage Association I, 6.000%, 2/15/29	9,904
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2363

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,469	Government National Mortgage Association I, 6.000%, 11/15/31	$ 4,602
256	Government National Mortgage Association I, 6.000%, 3/15/32	262
1,451	Government National Mortgage Association I, 6.000%, 8/15/32	1,487
2,764	Government National Mortgage Association I, 6.000%, 9/15/32	2,784
59,792	Government National Mortgage Association I, 6.000%, 9/15/32	61,512
46,859	Government National Mortgage Association I, 6.000%, 9/15/32	47,694
4,206	Government National Mortgage Association I, 6.000%, 10/15/32	4,316
1,845	Government National Mortgage Association I, 6.000%, 10/15/32	1,874
3,047	Government National Mortgage Association I, 6.000%, 11/15/32	3,101
2,637	Government National Mortgage Association I, 6.000%, 11/15/32	2,712
104,647	Government National Mortgage Association I, 6.000%, 12/15/32	106,180
2,061	Government National Mortgage Association I, 6.000%, 12/15/32	2,091
65,998	Government National Mortgage Association I, 6.000%, 12/15/32	67,408
22,697	Government National Mortgage Association I, 6.000%, 12/15/32	23,378
4,476	Government National Mortgage Association I, 6.000%, 12/15/32	4,611
25,653	Government National Mortgage Association I, 6.000%, 12/15/32	26,071
66,507	Government National Mortgage Association I, 6.000%, 12/15/32	67,694
46,282	Government National Mortgage Association I, 6.000%, 1/15/33	47,962
12,399	Government National Mortgage Association I, 6.000%, 1/15/33	12,771
29,555	Government National Mortgage Association I, 6.000%, 2/15/33	30,156
39,953	Government National Mortgage Association I, 6.000%, 2/15/33	41,153
The accompanying notes are an integral part of these financial statements.
64Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
35,337	Government National Mortgage Association I, 6.000%, 2/15/33	$ 36,399
7,621	Government National Mortgage Association I, 6.000%, 2/15/33	7,895
33,518	Government National Mortgage Association I, 6.000%, 3/15/33	34,729
33,897	Government National Mortgage Association I, 6.000%, 3/15/33	35,127
18,749	Government National Mortgage Association I, 6.000%, 3/15/33	19,366
32,491	Government National Mortgage Association I, 6.000%, 3/15/33	33,010
8,117	Government National Mortgage Association I, 6.000%, 3/15/33	8,310
35,575	Government National Mortgage Association I, 6.000%, 3/15/33	36,232
124,860	Government National Mortgage Association I, 6.000%, 3/15/33	126,779
62,811	Government National Mortgage Association I, 6.000%, 3/15/33	65,089
12,764	Government National Mortgage Association I, 6.000%, 4/15/33	13,142
32,913	Government National Mortgage Association I, 6.000%, 5/15/33	33,517
3,397	Government National Mortgage Association I, 6.000%, 6/15/33	3,472
17,326	Government National Mortgage Association I, 6.000%, 9/15/33	17,957
9,352	Government National Mortgage Association I, 6.000%, 10/15/33	9,621
33,304	Government National Mortgage Association I, 6.000%, 11/15/33	33,818
70,612	Government National Mortgage Association I, 6.000%, 3/15/34	72,903
15,242	Government National Mortgage Association I, 6.000%, 6/15/34	15,780
8,343	Government National Mortgage Association I, 6.000%, 8/15/34	8,598
33,811	Government National Mortgage Association I, 6.000%, 8/15/34	34,756
3,936	Government National Mortgage Association I, 6.000%, 9/15/34	4,050
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2365

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
28,249	Government National Mortgage Association I, 6.000%, 9/15/34	$ 29,073
43,958	Government National Mortgage Association I, 6.000%, 9/15/34	44,891
33,543	Government National Mortgage Association I, 6.000%, 10/15/34	34,123
31,692	Government National Mortgage Association I, 6.000%, 10/15/34	32,604
36,123	Government National Mortgage Association I, 6.000%, 10/15/34	37,175
44,197	Government National Mortgage Association I, 6.000%, 11/15/34	45,322
166,854	Government National Mortgage Association I, 6.000%, 9/15/35	172,277
58,571	Government National Mortgage Association I, 6.000%, 8/15/36	60,625
27,458	Government National Mortgage Association I, 6.000%, 10/15/36	28,259
14,162	Government National Mortgage Association I, 6.000%, 11/15/37	14,597
11,288	Government National Mortgage Association I, 6.000%, 8/15/38	11,492
118	Government National Mortgage Association I, 6.500%, 10/15/24	116
2,407	Government National Mortgage Association I, 6.500%, 4/15/28	2,476
16,597	Government National Mortgage Association I, 6.500%, 4/15/28	17,143
1,776	Government National Mortgage Association I, 6.500%, 6/15/28	1,801
1,709	Government National Mortgage Association I, 6.500%, 8/15/28	1,760
1,502	Government National Mortgage Association I, 6.500%, 10/15/28	1,544
1,003	Government National Mortgage Association I, 6.500%, 10/15/28	1,031
9,261	Government National Mortgage Association I, 6.500%, 1/15/29	9,501
1,793	Government National Mortgage Association I, 6.500%, 2/15/29	1,835
2,730	Government National Mortgage Association I, 6.500%, 2/15/29	2,804
The accompanying notes are an integral part of these financial statements.
66Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
357	Government National Mortgage Association I, 6.500%, 2/15/29	$ 367
868	Government National Mortgage Association I, 6.500%, 3/15/29	895
836	Government National Mortgage Association I, 6.500%, 3/15/29	859
3,703	Government National Mortgage Association I, 6.500%, 3/15/29	3,817
9,675	Government National Mortgage Association I, 6.500%, 3/15/29	9,870
6,816	Government National Mortgage Association I, 6.500%, 3/15/29	6,960
12,468	Government National Mortgage Association I, 6.500%, 5/15/29	12,641
426	Government National Mortgage Association I, 6.500%, 5/15/29	437
307	Government National Mortgage Association I, 6.500%, 5/15/29	316
13,845	Government National Mortgage Association I, 6.500%, 4/15/31	14,313
3,684	Government National Mortgage Association I, 6.500%, 5/15/31	3,781
17,410	Government National Mortgage Association I, 6.500%, 5/15/31	17,895
4,088	Government National Mortgage Association I, 6.500%, 5/15/31	4,213
2,558	Government National Mortgage Association I, 6.500%, 6/15/31	2,653
8,443	Government National Mortgage Association I, 6.500%, 7/15/31	8,736
16,052	Government National Mortgage Association I, 6.500%, 8/15/31	16,648
1,680	Government National Mortgage Association I, 6.500%, 9/15/31	1,729
22,264	Government National Mortgage Association I, 6.500%, 10/15/31	22,876
2,144	Government National Mortgage Association I, 6.500%, 10/15/31	2,224
1,805	Government National Mortgage Association I, 6.500%, 11/15/31	1,867
28,982	Government National Mortgage Association I, 6.500%, 11/15/31	30,622
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2367

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
36,665	Government National Mortgage Association I, 6.500%, 1/15/32	$ 37,328
8,417	Government National Mortgage Association I, 6.500%, 1/15/32	8,699
6,178	Government National Mortgage Association I, 6.500%, 2/15/32	6,328
7,484	Government National Mortgage Association I, 6.500%, 2/15/32	7,796
874	Government National Mortgage Association I, 6.500%, 2/15/32	897
5,369	Government National Mortgage Association I, 6.500%, 2/15/32	5,551
13,226	Government National Mortgage Association I, 6.500%, 2/15/32	13,670
6,023	Government National Mortgage Association I, 6.500%, 3/15/32	6,247
14,537	Government National Mortgage Association I, 6.500%, 3/15/32	14,920
2,866	Government National Mortgage Association I, 6.500%, 4/15/32	2,972
3,198	Government National Mortgage Association I, 6.500%, 4/15/32	3,282
13,394	Government National Mortgage Association I, 6.500%, 4/15/32	13,792
1,585	Government National Mortgage Association I, 6.500%, 5/15/32	1,620
1,628	Government National Mortgage Association I, 6.500%, 5/15/32	1,679
3,479	Government National Mortgage Association I, 6.500%, 5/15/32	3,601
869	Government National Mortgage Association I, 6.500%, 5/15/32	896
4,559	Government National Mortgage Association I, 6.500%, 6/15/32	4,728
4,722	Government National Mortgage Association I, 6.500%, 7/15/32	4,887
35,105	Government National Mortgage Association I, 6.500%, 7/15/32	36,763
4,536	Government National Mortgage Association I, 6.500%, 7/15/32	4,631
12,500	Government National Mortgage Association I, 6.500%, 8/15/32	12,887
The accompanying notes are an integral part of these financial statements.
68Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,256	Government National Mortgage Association I, 6.500%, 8/15/32	$ 11,495
2,608	Government National Mortgage Association I, 6.500%, 8/15/32	2,696
17,673	Government National Mortgage Association I, 6.500%, 9/15/32	18,225
8,305	Government National Mortgage Association I, 6.500%, 9/15/32	8,494
7,834	Government National Mortgage Association I, 6.500%, 9/15/32	8,039
12,040	Government National Mortgage Association I, 6.500%, 10/15/32	12,345
15,502	Government National Mortgage Association I, 6.500%, 11/15/32	15,775
80,129	Government National Mortgage Association I, 6.500%, 12/15/32	82,649
89,570	Government National Mortgage Association I, 6.500%, 1/15/33	92,005
847	Government National Mortgage Association I, 6.500%, 1/15/33	878
13,638	Government National Mortgage Association I, 6.500%, 5/15/33	14,039
586	Government National Mortgage Association I, 6.500%, 10/15/33	608
41,391	Government National Mortgage Association I, 6.500%, 6/15/34	42,835
8,489	Government National Mortgage Association I, 6.500%, 4/15/35	8,744
3,427	Government National Mortgage Association I, 6.500%, 6/15/35	3,650
13,457	Government National Mortgage Association I, 6.500%, 7/15/35	14,219
49,171	Government National Mortgage Association I, 6.500%, 7/15/35	50,885
475	Government National Mortgage Association I, 7.000%, 9/15/24	474
103	Government National Mortgage Association I, 7.000%, 7/15/25	103
780	Government National Mortgage Association I, 7.000%, 11/15/26	783
1,847	Government National Mortgage Association I, 7.000%, 6/15/27	1,864
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2369

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,443	Government National Mortgage Association I, 7.000%, 1/15/28	$ 3,473
2,294	Government National Mortgage Association I, 7.000%, 4/15/28	2,304
3,897	Government National Mortgage Association I, 7.000%, 7/15/28	3,935
293	Government National Mortgage Association I, 7.000%, 8/15/28	299
3,215	Government National Mortgage Association I, 7.000%, 11/15/28	3,304
10,811	Government National Mortgage Association I, 7.000%, 11/15/28	11,074
11,996	Government National Mortgage Association I, 7.000%, 4/15/29	12,076
8,508	Government National Mortgage Association I, 7.000%, 4/15/29	8,547
12,810	Government National Mortgage Association I, 7.000%, 5/15/29	12,904
1,923	Government National Mortgage Association I, 7.000%, 7/15/29	1,940
22,294	Government National Mortgage Association I, 7.000%, 11/15/29	22,600
8,346	Government National Mortgage Association I, 7.000%, 12/15/30	8,606
1,065	Government National Mortgage Association I, 7.000%, 12/15/30	1,072
27,570	Government National Mortgage Association I, 7.000%, 1/15/31	27,816
6,956	Government National Mortgage Association I, 7.000%, 6/15/31	7,302
886	Government National Mortgage Association I, 7.000%, 7/15/31	927
44,104	Government National Mortgage Association I, 7.000%, 8/15/31	46,090
6,075	Government National Mortgage Association I, 7.000%, 9/15/31	6,120
5,732	Government National Mortgage Association I, 7.000%, 9/15/31	5,784
5,363	Government National Mortgage Association I, 7.000%, 11/15/31	5,427
22,590	Government National Mortgage Association I, 7.000%, 3/15/32	22,821
The accompanying notes are an integral part of these financial statements.
70Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
16,858	Government National Mortgage Association I, 7.000%, 4/15/32	$ 17,152
34,283	Government National Mortgage Association I, 7.000%, 5/15/32	36,204
38	Government National Mortgage Association I, 7.500%, 6/15/24	38
1,373	Government National Mortgage Association I, 7.500%, 8/15/25	1,372
400	Government National Mortgage Association I, 7.500%, 9/15/25	400
1,515	Government National Mortgage Association I, 7.500%, 2/15/27	1,514
5,813	Government National Mortgage Association I, 7.500%, 3/15/27	5,912
12,531	Government National Mortgage Association I, 7.500%, 10/15/27	12,698
910	Government National Mortgage Association I, 7.500%, 6/15/29	912
2,345	Government National Mortgage Association I, 7.500%, 8/15/29	2,348
3,680	Government National Mortgage Association I, 7.500%, 9/15/29	3,677
10,349	Government National Mortgage Association I, 7.500%, 2/15/31	10,442
9,326	Government National Mortgage Association I, 7.500%, 2/15/31	9,388
3,655	Government National Mortgage Association I, 7.500%, 3/15/31	3,674
2,661	Government National Mortgage Association I, 7.500%, 12/15/31	2,658
1,339	Government National Mortgage Association I, 7.750%, 2/15/30	1,348
104,854	Government National Mortgage Association II, 3.500%, 3/20/45	96,296
222,056	Government National Mortgage Association II, 3.500%, 4/20/45	208,834
428,542	Government National Mortgage Association II, 3.500%, 4/20/45	403,624
161,733	Government National Mortgage Association II, 3.500%, 4/20/45	151,994
490,469	Government National Mortgage Association II, 3.500%, 3/20/46	463,308
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2371

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,626,120	Government National Mortgage Association II, 4.000%, 7/20/44	$ 1,592,157
64,499	Government National Mortgage Association II, 4.000%, 9/20/44	63,139
388,666	Government National Mortgage Association II, 4.000%, 10/20/44	380,352
1,197,132	Government National Mortgage Association II, 4.000%, 10/20/46	1,158,565
705,217	Government National Mortgage Association II, 4.000%, 2/20/48	676,580
898,910	Government National Mortgage Association II, 4.000%, 4/20/48	862,165
2,165,024	Government National Mortgage Association II, 4.000%, 9/20/52	2,065,781
16,213	Government National Mortgage Association II, 4.500%, 12/20/34	16,236
80,876	Government National Mortgage Association II, 4.500%, 1/20/35	80,988
12,396	Government National Mortgage Association II, 4.500%, 3/20/35	12,413
314,004	Government National Mortgage Association II, 4.500%, 9/20/41	314,067
1,135,102	Government National Mortgage Association II, 4.500%, 9/20/44	1,136,428
424,101	Government National Mortgage Association II, 4.500%, 10/20/44	424,711
823,827	Government National Mortgage Association II, 4.500%, 11/20/44	825,010
898,090	Government National Mortgage Association II, 4.500%, 2/20/48	888,862
3,104,408	Government National Mortgage Association II, 4.500%, 9/20/52	3,030,279
5,672,815	Government National Mortgage Association II, 4.500%, 10/20/52	5,537,065
13,059,554	Government National Mortgage Association II, 5.000%, 12/20/52	12,976,500
54,211	Government National Mortgage Association II, 5.500%, 3/20/34	56,449
44,011	Government National Mortgage Association II, 5.500%, 4/20/34	45,830
17,222	Government National Mortgage Association II, 5.500%, 10/20/37	17,675
The accompanying notes are an integral part of these financial statements.
72Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
579,119	Government National Mortgage Association II, 5.500%, 9/20/52	$ 583,878
4,709,532	Government National Mortgage Association II, 5.500%, 12/20/52	4,746,783
46,722	Government National Mortgage Association II, 5.750%, 6/20/33	48,076
11,546	Government National Mortgage Association II, 5.900%, 1/20/28	11,938
20,259	Government National Mortgage Association II, 5.900%, 7/20/28	20,799
5,026	Government National Mortgage Association II, 6.000%, 10/20/31	5,244
24,518	Government National Mortgage Association II, 6.000%, 1/20/33	25,406
28,127	Government National Mortgage Association II, 6.000%, 10/20/33	29,701
16,922	Government National Mortgage Association II, 6.000%, 6/20/34	17,869
40,480	Government National Mortgage Association II, 6.450%, 1/20/33	41,454
8,740	Government National Mortgage Association II, 6.500%, 8/20/28	8,954
417	Government National Mortgage Association II, 6.500%, 2/20/29	427
168	Government National Mortgage Association II, 6.500%, 3/20/29	172
5,222	Government National Mortgage Association II, 6.500%, 4/20/29	5,369
3,211	Government National Mortgage Association II, 6.500%, 4/20/31	3,349
2,514	Government National Mortgage Association II, 6.500%, 6/20/31	2,622
11,789	Government National Mortgage Association II, 6.500%, 10/20/32	12,103
14,684	Government National Mortgage Association II, 6.500%, 3/20/34	15,095
942	Government National Mortgage Association II, 7.000%, 5/20/26	968
4,119	Government National Mortgage Association II, 7.000%, 8/20/27	4,235
3,801	Government National Mortgage Association II, 7.000%, 6/20/28	3,908
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2373

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
17,051	Government National Mortgage Association II, 7.000%, 11/20/28	$ 17,531
15,149	Government National Mortgage Association II, 7.000%, 1/20/29	15,576
1,417	Government National Mortgage Association II, 7.000%, 2/20/29	1,457
527	Government National Mortgage Association II, 7.000%, 12/20/30	542
2,868	Government National Mortgage Association II, 7.000%, 1/20/31	3,012
1,617	Government National Mortgage Association II, 7.000%, 3/20/31	1,685
9,403	Government National Mortgage Association II, 7.000%, 7/20/31	9,885
3,090	Government National Mortgage Association II, 7.000%, 11/20/31	3,231
3,281	Government National Mortgage Association II, 7.500%, 5/20/30	3,423
836	Government National Mortgage Association II, 7.500%, 6/20/30	862
814	Government National Mortgage Association II, 7.500%, 7/20/30	828
3,193	Government National Mortgage Association II, 7.500%, 8/20/30	3,337
1,504	Government National Mortgage Association II, 7.500%, 12/20/30	1,565
2	Government National Mortgage Association II, 8.000%, 5/20/25	2
85	Government National Mortgage Association II, 9.000%, 11/20/24	85
150,000,000(e)	U.S. Treasury Bills, 1/16/24	149,693,313
50,374,800	U.S. Treasury Bonds, 2.250%, 2/15/52	34,919,969
57,701,200	U.S. Treasury Bonds, 2.875%, 5/15/52	45,940,073
73,375,000	U.S. Treasury Bonds, 3.625%, 2/15/53	67,757,227
136,312,900	U.S. Treasury Bonds, 4.375%, 8/15/43	139,145,652
44,516,035	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	40,309,581
209,911,000	U.S. Treasury Notes, 4.625%, 9/30/30	218,815,819
	Total U.S. Government and Agency Obligations (Cost $2,302,790,002)	$2,320,786,462

The accompanying notes are an integral part of these financial statements.
74Pioneer Bond Fund | Semiannual Report | 12/31/23

Principal Amount USD ($)		Value

SHORT TERM INVESTMENTS — 1.7% of Net Assets
Repurchase Agreements — 0.8%
35,190,000	Bank of America, 5.34%, dated 12/29/23, to be purchased on 1/2/24 for $35,210,879, collateralized by $35,893,800 Government National Mortgage Association, 1.5%-7.5%, 4/15/30-11/20/73	$ 35,190,000
$ 35,190,000

Shares
	Open-End Fund — 0.9%
42,457,470(k)	Dreyfus Government Cash Management, Institutional Shares, 5.25%	$ 42,457,470
		$ 42,457,470

	TOTAL SHORT TERM INVESTMENTS (Cost $77,647,470)	$77,647,470

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 107.2% (Cost $5,000,638,128)	$4,828,778,013
Principal Amount USD ($)
	TBA SALES COMMITMENTS — (6.3)% of Net Assets
	U.S. Government and Agency Obligations — (6.3)%
(282,000,000)	Federal National Mortgage Association, 5.500%, 1/1/54 (TBA)	$ (283,189,688)
	TOTAL TBA SALES COMMITMENTS (Proceeds $282,352,500)	$(283,189,688)

	OTHER ASSETS AND LIABILITIES — (0.9)%	$ (40,959,968)
	net assets — 100.0%	$4,504,628,357

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2375

Schedule of Investments  |  12/31/23
(unaudited) (continued)
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2023, the value of these securities amounted to $1,422,576,637, or 31.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2023.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2023.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2023.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Non-income producing security.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2023.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
2001 Cat Re	11/14/2023	$ 750,000	$ 751,875
Alamo Re	4/12/2023	1,256,000	1,273,750
Alamo Re	11/15/2023	2,301,322	2,300,276
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-3	8/16/2021	25,777	11,111
The accompanying notes are an integral part of these financial statements.
76Pioneer Bond Fund | Semiannual Report | 12/31/23

Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	1/18/2022	$ 744,399	$ 905,770
Aquila Re I	5/10/2023	850,000	865,810
Atlas Capital	5/17/2023	2,000,000	1,998,200
Ballybunion Re 2020	12/31/2019	548,976	903,792
Ballybunion Re 2021-3	8/4/2021	47,291	50,308
Ballybunion Re 2022	3/9/2022	2,797	33,163
Ballybunion Re 2022-2	8/5/2022	3,000,000	3,046,530
Ballybunion Re 2022-3	8/5/2022	4,000,000	4,138,433
Ballybunion Re 2023	3/20/2023	3,500,000	3,899,668
Bantry Re 2021	1/11/2021	81,427	60,000
Bantry Re 2023	1/12/2023	6,000,000	7,389,000
Berwick Re 2019-1	12/31/2018	870,105	873,808
Berwick Re 2020-1	9/24/2020	—	300
Berwick Re 2022	12/28/2021	80,457	86,757
Berwick Re 2023	2/1/2023	4,147,668	5,111,306
Blue Ridge Re	11/14/2023	1,000,000	998,500
Blue Ridge Re	11/14/2023	1,750,000	1,747,375
Bonanza Re	3/11/2022	250,000	236,375
Bonanza Re	1/6/2023	300,000	299,490
Caelus Re V	4/27/2017	100,000	80,000
Cape Lookout Re	4/14/2023	1,100,000	1,119,470
Cape Lookout Re	10/27/2023	1,744,487	1,744,750
Carnoustie Re 2020	7/16/2020	50,471	230,656
Clarendon Re 2023	3/20/2023	916,657	1,058,500
Commonwealth Re	6/15/2022	1,000,000	994,300
Easton Re Pte	7/19/2022	249,862	249,250
Eccleston Re 2023	7/13/2023	—	696,437
Eden Re II	12/16/2019	152,308	60,060
Eden Re II	12/23/2019	445,555	179,840
Eden Re II	1/25/2021	332,268	96,049
Eden Re II	1/21/2022	512,617	306,696
Eden Re II	1/17/2023	3,600,000	4,280,400
Everglades Re II	10/24/2023	1,994,272	1,993,000
Everglades Re II	10/25/2023	4,118,617	4,130,750
Everglades Re II	10/25/2023	2,471,700	2,478,175
FloodSmart Re	2/16/2021	1,250,000	1,248,750
FloodSmart Re	2/14/2022	2,000,000	1,945,400
Formby Re 2018	7/9/2018	4,661	—
Four Lakes Re	12/15/2021	500,000	485,650
Four Lakes Re	12/22/2022	3,000,000	3,041,700
Four Lakes Re	12/8/2023	750,000	749,625
Galileo Re	12/4/2023	1,250,000	1,248,125
Galileo Re	12/4/2023	750,000	748,875
Gamboge Re	4/24/2023	4,859,847	6,030,600
Gateway Re	2/3/2023	700,000	728,490
Gateway Re	11/9/2023	999,099	996,500
Gateway Re II	4/13/2023	250,000	252,300
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	555,118	594,125
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2377

Schedule of Investments  |  12/31/23
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Gullane Re 2018	3/26/2018	$ —	$ 100,036
Gullane Re 2023	1/20/2023	6,381,951	8,033,160
Harambee Re 2018	12/19/2017	42,461	—
Harambee Re 2019	12/20/2018	—	7,500
Harambee Re 2020	2/27/2020	—	61,600
Herbie Re	10/19/2020	500,000	492,400
High Point Re	12/1/2023	3,500,000	3,498,250
Integrity Re	5/9/2022	750,000	718,800
Integrity Re	3/23/2023	1,500,000	1,557,000
International Bank for Reconstruction & Development	2/28/2020	250,000	249,500
International Bank for Reconstruction & Development	11/2/2023	305,400	299,400
Isosceles Re 2023	8/7/2023	234,356	249,750
Isosceles Re 2023	8/7/2023	—	—
Isosceles Re 2023	8/7/2023	—	—
Kilimanjaro III Re	6/15/2022	1,000,000	1,001,000
Lightning Re	3/20/2023	1,000,000	1,056,000
Limestone Re 2019-2B	6/20/2018	1,101	298
Limestone Re 2020-1	12/15/2016	—	—
Limestone Re 2020-1	12/27/2019	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	165,491	55,900
Locke Tavern Re	3/23/2023	1,000,000	1,008,600
Long Point Re IV	5/13/2022	3,500,000	3,454,850
Lorenz Re 2019	6/26/2019	490,512	28,735
Matterhorn Re	1/29/2020	1,249,968	437,500
Matterhorn Re	12/15/2021	250,000	230,300
Matterhorn Re	3/10/2022	2,000,000	1,950,000
Matterhorn Re	3/10/2022	1,000,000	984,000
Merion Re 2018-2	12/28/2017	—	349,888
Merion Re 2021-2	12/28/2020	2,448,845	1,444,500
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2023-1	1/11/2023	441,808	527,343
Mona Lisa Re	12/30/2022	1,000,000	1,073,000
Mystic Re IV	12/16/2022	3,400,000	3,505,740
Mystic Re IV	12/12/2023	1,000,000	999,500
Northshore Re II	6/22/2022	750,000	767,400
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2022	5/9/2022	1,035,197	1,415,275
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2023	1/11/2023	168,991	260,225
Pangaea Re 2023-1	1/23/2023	4,750,000	5,774,493
Pangaea Re 2023-3	7/5/2023	2,970,693	3,370,579
Phoenician Re	12/1/2021	1,000,000	985,500
Phoenix 3 Re 2023-3	12/21/2020	1,120,701	1,404,750
Pine Valley Re 2023	1/24/2023	893,730	—
Porthcawl Re 2023	1/23/2023	197,811	261,350
Portsalon Re 2022	7/15/2022	404,317	458,460
The accompanying notes are an integral part of these financial statements.
78Pioneer Bond Fund | Semiannual Report | 12/31/23

Restricted Securities	Acquisition date	Cost	Value
Queen Street 2023 Re	5/12/2023	$3,000,000	$ 3,052,800
Residential Re	11/22/2022	1,750,000	1,780,275
Residential Re	11/7/2023	2,500,000	2,496,250
Residential Re	11/7/2023	1,000,000	998,500
RosaPenna Re 2022	8/26/2022	1,802,211	1,923,211
Sanders Re II	11/23/2021	2,754,375	2,627,075
Sanders Re III	11/30/2022	1,000,000	1,017,900
Sector Re V	4/23/2019	406,868	315,994
Sector Re V	5/1/2019	1,914	47,184
Sector Re V	12/4/2019	2,141	359,856
Sector Re V	1/1/2020	2,041	179,926
Sector Re V	12/6/2021	—	34,663
Sector Re V	1/5/2022	—	291,166
Sector Re V	12/30/2022	4,605,987	5,932,511
Sector Re V	12/4/2023	5,000,000	5,072,781
Sussex Re 2020-1	1/21/2020	—	4,693
Sussex Re 2021-1	1/26/2021	—	875
Thopas Re 2019	12/21/2018	—	41,400
Thopas Re 2020	12/30/2019	—	1,200
Thopas Re 2021	12/30/2020	—	112,700
Thopas Re 2022	2/15/2022	—	32,400
Thopas Re 2023	2/15/2023	4,256,392	5,380,931
Torricelli Re 2021	7/2/2021	—	105,711
Torricelli Re 2022	7/26/2022	—	100,800
Torricelli Re 2023	7/26/2023	4,500,000	5,338,890
Ursa Re	4/12/2023	750,000	750,525
Veraison Re	12/14/2022	500,000	517,050
Viribus Re 2018	12/22/2017	21,118	—
Viribus Re 2019	12/27/2018	—	11,315
Viribus Re 2020	3/12/2020	421,904	137,434
Viribus Re 2022	4/18/2022	—	110,100
Viribus Re 2023	2/2/2023	2,000,000	2,765,000
Vitality Re XI	1/31/2020	1,749,516	1,744,750
Vitality Re XIII	1/4/2023	2,166,813	2,210,625
Vitality Re XIV	1/25/2023	6,023,750	5,997,000
Vitality Re XIV	1/25/2023	750,000	749,325
Walton Health Re 2019	7/18/2019	9,900	88,088
Walton Health Re 2022	7/13/2022	8,750	364,384
White Heron Re 2023	8/30/2023	1,162,378	1,267,336
Woburn Re 2019	1/30/2019	661,677	833,660
Total Restricted Securities			$183,955,285
% of Net assets			4.1%
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2379

Schedule of Investments  |  12/31/23
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,720	U.S. 2 Year Note (CBT)	3/28/24	$ 350,427,287	$ 354,172,187	$ 3,744,900
9,706	U.S. 5 Year Note (CBT)	3/28/24	1,031,459,927	1,055,755,008	24,295,081
152	U.S. 10 Year Note (CBT)	3/19/24	16,850,485	17,159,376	308,891
			$1,398,737,699	$1,427,086,571	$28,348,872
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
98	U.S. Long Bond (CBT)	3/19/24	$ (11,334,054)	$ (12,243,875)	$ (909,821)
352	U.S. Ultra Bond (CBT)	3/19/24	(43,323,223)	(47,025,000)	(3,701,777)
			$ (54,657,277)	$ (59,268,875)	$ (4,611,598)
TOTAL FUTURES CONTRACTS			$1,344,080,422	$1,367,817,696	$23,737,274
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
374,724,900	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$(3,429,130)	$(19,117,418)	$(22,546,548)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$ (3,429,130)	$ (19,117,418)	$ (22,546,548)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
The accompanying notes are an integral part of these financial statements.
80Pioneer Bond Fund | Semiannual Report | 12/31/23

Purchases and sales of securities (excluding short-term investments) for the six months ended December 31, 2023 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$ 429,108,626	$ 448,229,362
Other Long-Term Securities	$1,324,537,771	$1,011,011,189
At December 31, 2023, the net unrealized depreciation on investments based on cost for federal tax purposes of $4,700,832,614 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 112,003,204
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(266,056,769)
Net unrealized depreciation	$(154,053,565)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 12,667,187	$ —	$ 12,667,187
Asset Backed Securities	—	350,457,373	—	350,457,373
Collateralized Mortgage Obligations	—	344,171,046	—	344,171,046
Commercial Mortgage-Backed Securities	—	176,273,568	—*	176,273,568
Corporate Bonds	—	1,360,473,321	—	1,360,473,321
Municipal Bonds	—	2,346,301	—	2,346,301
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	458,460	458,460
Multiperil – U.S.	—	—	18,102,494	18,102,494
Multiperil – Worldwide	—	—	2,685,188	2,685,188
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2381

Schedule of Investments  |  12/31/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Windstorm – Florida	$ —	$ —	$ —*	$ —*
Windstorm – North Carolina	—	—	249,750	249,750
Windstorm – U.S. Multistate	—	—	1,267,336	1,267,336
Windstorm – U.S. Regional	—	—	1,415,275	1,415,275
Reinsurance Sidecars
Multiperil – U.S.	—	—	299,756	299,756
Multiperil – Worldwide	—	—	76,559,450	76,559,450
All Other Insurance-Linked Securities	—	82,917,576	—	82,917,576
U.S. Government and Agency Obligations	—	2,320,786,462	—	2,320,786,462
Repurchase Agreements	—	35,190,000	—	35,190,000
Open-End Fund	42,457,470	—	—	42,457,470
Total Investments in Securities	$ 42,457,470	$ 4,685,282,834	$101,037,709	$ 4,828,778,013
Liabilities
TBA Sales Commitments	$ —	$ (283,189,688)	$ —	$ (283,189,688)
Total Liabilities	$ —	$ (283,189,688)	$ —	$ (283,189,688)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$23,737,274	$ —	$ —	$ 23,737,274
Centrally cleared swap contracts	—	(19,117,418)	—	(19,117,418)
Total Other Financial Instruments	$ 23,737,274	$ (19,117,418)	$ —	$ 4,619,856
*	Securities valued at $0.
The accompanying notes are an integral part of these financial statements.
82Pioneer Bond Fund | Semiannual Report | 12/31/23

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 6/30/23	$ 95,680,914
Realized gain (loss)(1)	(683,557)
Changed in unrealized appreciation (depreciation)(2)	8,825,493
Return of capital	(16,270,103)
Purchases	21,012,254
Sales	(7,527,292)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 12/31/23	$101,037,709
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the six months ended December 31, 2023, a security valued at $0 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2023:	$8,853,803
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2383

Statement of Assets and Liabilities  |  12/31/23
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,000,638,128)	$4,828,778,013
Cash	21,668,056
Foreign currencies, at value (cost $18)	19
Futures collateral	16,678,596
Swaps collateral	44,126,217
Variation margin for futures contracts	1,254,509
Receivables —
Investment securities sold	298,963,463
Fund shares sold	23,213,596
Interest	32,448,734
Other assets	128,145
Total assets	$5,267,259,348
LIABILITIES:
Payables —
Investment securities purchased	$ 427,259,041
Fund shares repurchased	20,765,708
Distributions	2,610,770
Trustees' fees	13,612
Interest expense	646,250
Variation margin for centrally cleared swap contracts	22,546,548
Collateral due from broker for TBA Securities	4,152,234
TBA sale commitments at value (proceeds received $282,352,500)	283,189,688
Management fees	177,179
Administrative expenses	178,864
Distribution fees	30,972
Accrued expenses	1,060,125
Total liabilities	$ 762,630,991
NET ASSETS:
Paid-in capital	$5,243,740,980
Distributable earnings (loss)	(739,112,623)
Net assets	$4,504,628,357
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $525,101,908/62,695,402 shares)	$ 8.38
Class C (based on $16,832,594/2,034,331 shares)	$ 8.27
Class K (based on $1,488,635,507/177,967,062 shares)	$ 8.36
Class R (based on $158,392,656/18,749,033 shares)	$ 8.45
Class Y (based on $2,315,665,692/279,449,223 shares)	$ 8.29
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.38 net asset value per share/100%-4.50% maximum sales charge)	$ 8.77
The accompanying notes are an integral part of these financial statements.
84Pioneer Bond Fund | Semiannual Report | 12/31/23

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 12/31/23
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $1,605)	$ 104,168,863
Dividends from unaffiliated issuers	8,374,140
Total Investment Income		$ 112,543,003
EXPENSES:
Management fees	$ 6,411,070
Administrative expenses	540,380
Transfer agent fees
Class A	442,283
Class C	6,553
Class K	1,414
Class R	204,835
Class Y	1,293,963
Distribution fees
Class A	644,991
Class C	79,853
Class R	387,664
Shareholder communications expense	93,762
Custodian fees	20,018
Registration fees	89,711
Professional fees	153,747
Printing expense	14,873
Officers' and Trustees' fees	144,661
Insurance expense	32,250
Miscellaneous	350,735
Total expenses		$ 10,912,763
Net investment income		$ 101,630,240
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Reimbursement by the Adviser	$ 25,163
Investments in unaffiliated issuers	(106,456,337)
Futures contracts	(44,951,722)
Swap contracts	(8,794,292)
Other assets and liabilities denominated in foreign currencies	(24)	$(160,177,212)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ 196,964,791
TBA sale commitments	(837,188)
Futures contracts	37,149,374
Swap contracts	(12,160,671)
Other assets and liabilities denominated in foreign currencies	1	$ 221,116,307
Net realized and unrealized gain (loss) on investments		$ 60,939,095
Net increase in net assets resulting from operations		$ 162,569,335
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2385

Statements of Changes in Net Assets
	Six Months Ended 12/31/23 (unaudited)	Year Ended 6/30/23
FROM OPERATIONS:
Net investment income (loss)	$ 101,630,240	$ 178,428,999
Net realized gain (loss) on investments	(160,177,212)	(241,684,297)
Change in net unrealized appreciation (depreciation) on investments	221,116,307	(8,108,961)
Net increase (decrease) in net assets resulting from operations	$ 162,569,335	$ (71,364,259)
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.15 and $0.23 per share, respectively)	$ (9,405,122)	$ (15,674,765)
Class C ($0.12 and $0.18 per share, respectively)	(239,865)	(391,598)
Class K ($0.17 and $0.27 per share, respectively)	(30,544,084)	(48,224,361)
Class R ($0.14 and $0.21 per share, respectively)	(2,613,494)	(4,114,149)
Class Y ($0.16 and $0.26 per share, respectively)	(45,777,278)	(67,735,045)
Total distributions to shareholders	$ (88,579,843)	$ (136,139,918)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 819,658,097	$ 1,583,055,341
Reinvestment of distributions	77,427,341	119,408,212
Cost of shares repurchased	(944,223,021)	(1,608,071,894)
Net increase (decrease) in net assets resulting from Fund share transactions	$ (47,137,583)	$ 94,391,659
Net increase (decrease) in net assets	$ 26,851,909	$ (113,112,518)
NET ASSETS:
Beginning of period	$4,477,776,448	$ 4,590,888,966
End of period	$4,504,628,357	$ 4,477,776,448
The accompanying notes are an integral part of these financial statements.
86Pioneer Bond Fund | Semiannual Report | 12/31/23

	Six Months Ended 12/31/23 Shares (unaudited)	Six Months Ended 12/31/23 Amount (unaudited)	Year Ended 6/30/23 Shares	Year Ended 6/30/23 Amount
Class A
Shares sold	6,731,861	$ 54,316,051	15,947,548	$ 132,250,419
Reinvestment of distributions	956,511	7,699,478	1,513,896	12,545,029
Less shares repurchased	(11,240,524)	(90,698,642)	(23,950,304)	(199,879,949)
Net decrease	(3,552,152)	$ (28,683,113)	(6,488,860)	$ (55,084,501)
Class C
Shares sold	299,095	$ 2,403,223	457,791	$ 3,744,549
Reinvestment of distributions	28,038	222,960	44,524	364,538
Less shares repurchased	(339,816)	(2,705,418)	(967,892)	(7,928,683)
Net decrease	(12,683)	$ (79,235)	(465,577)	$ (3,819,596)
Class K
Shares sold	32,278,733	$ 259,289,571	58,655,203	$ 487,163,148
Reinvestment of distributions	3,180,187	25,558,781	4,969,389	41,138,139
Less shares repurchased	(38,760,859)	(308,421,297)	(61,630,199)	(513,351,156)
Net increase (decrease)	(3,301,939)	$ (23,572,945)	1,994,393	$ 14,950,131
Class R
Shares sold	913,709	$ 7,397,608	1,724,615	$ 14,468,928
Reinvestment of distributions	318,422	2,586,399	491,464	4,108,735
Less shares repurchased	(1,972,085)	(15,989,742)	(2,556,061)	(21,413,512)
Net decrease	(739,954)	$ (6,005,735)	(339,982)	$ (2,835,849)
Class Y
Shares sold	62,124,856	$ 496,251,644	114,806,859	$ 945,428,297
Reinvestment of distributions	5,192,733	41,359,723	7,468,433	61,251,771
Less shares repurchased	(66,754,197)	(526,407,922)	(105,348,040)	(865,498,594)
Net increase	563,392	$ 11,203,445	16,927,252	$ 141,181,474
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2387

Financial Highlights
	Six Months Ended 12/31/23 (unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Class A
Net asset value, beginning of period	$ 8.22	$ 8.60	$ 10.14	$ 9.98	$ 9.79	$ 9.45
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.17	$ 0.31	$ 0.19	$ 0.23	$ 0.25	$ 0.27
Net realized and unrealized gain (loss) on investments	0.14	(0.46)	(1.22)	0.38	0.23	0.37
Net increase (decrease) from investment operations	$ 0.31	$ (0.15)	$ (1.03)	$ 0.61	$ 0.48	$ 0.64
Distributions to shareholders:
Net investment income	$ (0.15)	$ (0.23)	$ (0.16)	$ (0.27)	$ (0.29)	$ (0.30)
Net realized gain	—	—	(0.35)	(0.18)	—	—
Total distributions	$ (0.15)	$ (0.23)	$ (0.51)	$ (0.45)	$ (0.29)	$ (0.30)
Net increase (decrease) in net asset value	$ 0.16	$ (0.38)	$ (1.54)	$ 0.16	$ 0.19	$ 0.34
Net asset value, end of period	$ 8.38	$ 8.22	$ 8.60	$ 10.14	$ 9.98	$ 9.79
Total return (b)	3.83%(c)(d)	(1.70)%	(10.66)%	6.26%	5.01%	6.93%
Ratio of net expenses to average net assets	0.78%(e)	0.83%	0.79%	0.82%	0.82%	0.85%
Ratio of net investment income (loss) to average net assets	4.30%(e)	3.76%	2.02%	2.26%	2.58%	2.88%
Portfolio turnover rate	38%(d)	58%	72%	59%	71%	52%
Net assets, end of period (in thousands)	$525,102	$544,279	$625,834	$831,595	$960,460	$979,874
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.78%(e)	0.83%	0.79%	0.82%	0.82%	0.87%
Net investment income (loss) to average net assets	4.30%(e)	3.76%	2.02%	2.26%	2.58%	2.86%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the six months ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1.B). The impact on Class A's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
88Pioneer Bond Fund | Semiannual Report | 12/31/23

	Six Months Ended 12/31/23 (unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Class C
Net asset value, beginning of period	$ 8.12	$ 8.51	$ 10.03	$ 9.87	$ 9.68	$ 9.35
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.15	$ 0.25	$ 0.13	$ 0.17	$ 0.19	$ 0.21
Net realized and unrealized gain (loss) on investments	0.12	(0.46)	(1.20)	0.38	0.23	0.35
Net increase (decrease) from investment operations	$ 0.27	$ (0.21)	$ (1.07)	$ 0.55	$ 0.42	$ 0.56
Distributions to shareholders:
Net investment income	$ (0.12)	$ (0.18)	$ (0.10)	$ (0.21)	$ (0.23)	$ (0.23)
Net realized gain	—	—	(0.35)	(0.18)	—	—
Total distributions	$ (0.12)	$ (0.18)	$ (0.45)	$ (0.39)	$ (0.23)	$ (0.23)
Net increase (decrease) in net asset value	$ 0.15	$ (0.39)	$ (1.52)	$ 0.16	$ 0.19	$ 0.33
Net asset value, end of period	$ 8.27	$ 8.12	$ 8.51	$ 10.03	$ 9.87	$ 9.68
Total return (b)	3.39%(c)(d)	(2.49)%	(11.16)%	5.63%	4.38%	6.10%
Ratio of net expenses to average net assets	1.45%(e)	1.49%	1.43%	1.43%	1.45%	1.52%
Ratio of net investment income (loss) to average net assets	3.64%(e)	3.09%	1.36%	1.65%	1.96%	2.21%
Portfolio turnover rate	38%(d)	58%	72%	59%	71%	52%
Net assets, end of period (in thousands)	$16,833	$16,617	$21,371	$35,295	$59,026	$62,447
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the six months ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1.B). The impact on Class C's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2389

Financial Highlights  (continued)
	Six Months Ended 12/31/23 (unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Class K
Net asset value, beginning of period	$ 8.21	$ 8.60	$ 10.13	$ 9.98	$ 9.78	$ 9.45
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.19	$ 0.35	$ 0.24	$ 0.28	$ 0.30	$ 0.32
Net realized and unrealized gain (loss) on investments	0.13	(0.47)	(1.21)	0.37	0.24	0.35
Net increase (decrease) from investment operations	$ 0.32	$ (0.12)	$ (0.97)	$ 0.65	$ 0.54	$ 0.67
Distributions to shareholders:
Net investment income	$ (0.17)	$ (0.27)	$ (0.21)	$ (0.32)	$ (0.34)	$ (0.34)
Net realized gain	—	—	(0.35)	(0.18)	—	—
Total distributions	$ (0.17)	$ (0.27)	$ (0.56)	$ (0.50)	$ (0.34)	$ (0.34)
Net increase (decrease) in net asset value	$ 0.15	$ (0.39)	$ (1.53)	$ 0.15	$ 0.20	$ 0.33
Net asset value, end of period	$ 8.36	$ 8.21	$ 8.60	$ 10.13	$ 9.98	$ 9.78
Total return (b)	3.97%(c)(d)	(1.34)%	(10.12)%	6.66%	5.65%	7.28%
Ratio of net expenses to average net assets	0.36%(e)	0.36%	0.33%	0.34%	0.34%	0.37%
Ratio of net investment income (loss) to average net assets	4.73%(e)	4.25%	2.46%	2.73%	3.08%	3.37%
Portfolio turnover rate	38%(d)	58%	72%(f)	59%	71%	52%
Net assets, end of period (in thousands)	$1,488,636	$1,487,534	$1,540,983	$1,983,399	$1,918,556	$1,273,821
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the six months ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1.B). The impact on Class K's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
90Pioneer Bond Fund | Semiannual Report | 12/31/23

	Six Months Ended 12/31/23 (unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Class R
Net asset value, beginning of period	$ 8.29	$ 8.68	$ 10.23	$ 10.07	$ 9.88	$ 9.54
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.16	$ 0.29	$ 0.17	$ 0.20	$ 0.23	$ 0.25
Net realized and unrealized gain (loss) on investments	0.14	(0.47)	(1.23)	0.39	0.23	0.37
Net increase (decrease) from investment operations	$ 0.30	$ (0.18)	$ (1.06)	$ 0.59	$ 0.46	$ 0.62
Distributions to shareholders:
Net investment income	$ (0.14)	$ (0.21)	$ (0.14)	$ (0.25)	$ (0.27)	$ (0.28)
Net realized gain	—	—	(0.35)	(0.18)	—	—
Total distributions	$ (0.14)	$ (0.21)	$ (0.49)	$ (0.43)	$ (0.27)	$ (0.28)
Net increase (decrease) in net asset value	$ 0.16	$ (0.39)	$ (1.55)	$ 0.16	$ 0.19	$ 0.34
Net asset value, end of period	$ 8.45	$ 8.29	$ 8.68	$ 10.23	$ 10.07	$ 9.88
Total return (b)	3.67%(c)(d)	(2.05)%	(10.88)%	5.97%	4.76%	6.62%
Ratio of net expenses to average net assets	1.12%(e)	1.11%	1.07%	1.08%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets	3.97%(e)	3.50%	1.73%	1.99%	2.33%	2.64%
Portfolio turnover rate	38%(d)	58%	72%	59%	71%	52%
Net assets, end of period (in thousands)	$158,393	$161,550	$172,125	$212,127	$191,311	$198,457
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.12%(e)	1.11%	1.07%	1.08%	1.08%	1.12%
Net investment income (loss) to average net assets	3.97%(e)	3.50%	1.73%	1.99%	2.33%	2.62%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the six months ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1.B). The impact on Class R's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Bond Fund | Semiannual Report | 12/31/2391

Financial Highlights  (continued)
	Six Months Ended 12/31/23 (unaudited)	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19
Class Y
Net asset value, beginning of period	$ 8.13	$ 8.51	$ 10.04	$ 9.89	$ 9.70	$ 9.36
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.18	$ 0.34	$ 0.22	$ 0.26	$ 0.29	$ 0.31
Net realized and unrealized gain (loss) on investments	0.14	(0.46)	(1.20)	0.38	0.23	0.36
Net increase (decrease) from investment operations	$ 0.32	$ (0.12)	$ (0.98)	$ 0.64	$ 0.52	$ 0.67
Distributions to shareholders:
Net investment income	$ (0.16)	$ (0.26)	$ (0.20)	$ (0.31)	$ (0.33)	$ (0.33)
Net realized gain	—	—	(0.35)	(0.18)	—	—
Total distributions	$ (0.16)	$ (0.26)	$ (0.55)	$ (0.49)	$ (0.33)	$ (0.33)
Net increase (decrease) in net asset value	$ 0.16	$ (0.38)	$ (1.53)	$ 0.15	$ 0.19	$ 0.34
Net asset value, end of period	$ 8.29	$ 8.13	$ 8.51	$ 10.04	$ 9.89	$ 9.70
Total return (b)	4.06%(c)(d)	(1.39)%	(10.34)%	6.58%	5.44%	7.30%
Ratio of net expenses to average net assets	0.47%(e)	0.47%	0.44%	0.45%	0.45%	0.49%
Ratio of net investment income (loss) to average net assets	4.62%(e)	4.13%	2.36%	2.62%	2.96%	3.26%
Portfolio turnover rate	38%(d)	58%	72%(f)	59%	71%	52%
Net assets, end of period (in thousands)	$2,315,666	$2,267,796	$2,230,576	$2,795,466	$2,847,487	$3,053,763
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the six months ended December 31, 2023, the Fund's total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1.B). The impact on Class Y's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
92Pioneer Bond Fund | Semiannual Report | 12/31/23

Notes to Financial Statements  |  12/31/23
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Bond Fund (the “Fund”) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to seek current income and total return.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has
Pioneer Bond Fund | Semiannual Report | 12/31/2393

appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR").
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
94Pioneer Bond Fund | Semiannual Report | 12/31/23

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain
Pioneer Bond Fund | Semiannual Report | 12/31/2395

personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
During the fiscal year ended December 31, 2023, the Fund realized a loss of $25,163 due to an operational error. The Adviser voluntarily
96Pioneer Bond Fund | Semiannual Report | 12/31/23

reimbursed the Fund for this loss, which is reflected on the Statement of Operations as Reimbursement by the Adviser.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of December 31, 2023, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
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The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended June 30, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$136,139,918
Total	$136,139,918
The following shows the components of distributable earnings (losses) on a federal income tax basis at June 30, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$ 7,050,141
Capital loss carryforward	(437,761,293)
Other book/tax temporary differences	(1,626,405)
Net unrealized depreciation	(380,764,558)
Total	$(813,102,115)
The difference between book basis and tax basis unrealized depreciation is primarily attributable to the mark to market on futures contracts and credit default swaps, the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the book/tax differences in the adjustments relating to insurance-linked securities, and premium and amortization.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $7,796 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2023.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
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The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund's investments and negatively impact the Fund's performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia's invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
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The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund's assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets
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have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
Normally, the Fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, investment grade debt securities (including convertible debt) of corporate or other issuers and cash, cash equivalents and other short-term holdings.
The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund's portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security's maturity and other features may be more relevant than its effective duration in determining the security's sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called "credit spread"). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or "widens," the value of the security will generally go down.
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If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund may invest up to 20% of its net assets in below investment grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy,
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insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund's transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund's performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund's custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk
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of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at December 31, 2023 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the
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instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at December 31, 2023 are disclosed in the Schedule of Investments.
K.	TBA Purchase and Sale Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a
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fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of December 31, 2023, no collateral was pledged by the Fund. Collateral received from counterparties totaled $4,152,234 for TBAs.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at December 31, 2023 is recorded as "Futures collateral" on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation
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or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of futures contracts long position and futures contracts short position during the six months ended December 31, 2023 were $1,341,285,457 and $73,089,028, respectively. Open futures contracts outstanding at December 31, 2023 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
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As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed
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to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as "Variation margin for centrally cleared swap contracts" on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for swaps" or "Due to broker for swaps" on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at December 31, 2023 is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the six months ended December 31, 2023 was $402,471,633. Open credit default swap contracts at December 31, 2023 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Fund’s average daily net assets up to $500 million, 0.35% of the next $500 million of the Fund’s average daily net assets, 0.30% of the next $1 billion of the Fund’s average daily net assets, 0.25% of the next $8 billion of the Fund’s average daily net assets, and 0.225% of the Fund’s average daily net assets over $10 billion. For the six months ended December 31, 2023, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.29% (annualized) of the Fund’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative
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reimbursements. Reflected on the Statement of Assets and Liabilities is $177,179 in management fees payable to the Adviser at December 31, 2023.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer's compensation for his services as the Fund's chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the six months ended December 31, 2023, the Fund paid $144,661 in Officers' and Trustees' compensation, which is reflected on the Statement of Operations as Officers' and Trustees' fees. At December 31, 2023, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees' fees of $13,612 and a payable for administrative expenses of $178,864, which includes the payable for Officers' compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended December 31, 2023, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$22,349
Class C	993
Class K	36,543
Class R	707
Class Y	33,170
Total	$93,762
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan,
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the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $30,972 in distribution fees payable to the Distributor at December 31, 2023.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended December 31, 2023, CDSCs in the amount of $2,530 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. For the six months ended December 31, 2023, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate ("SOFR") plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender's commitment were allocated among participating funds based on an allocation schedule set
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forth in the credit facility. For the six months ended December 31, 2023, the Fund had no borrowings under the credit facility.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2023, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts*	$23,737,274	$ —	$ —	$ —	$ —
Total Value	$23,737,274	$ —	$—	$—	$—
Liabilities
Centrally cleared swap contracts†	$ —	$19,117,418	$ —	$ —	$ —
Total Value	$ —	$19,117,418	$—	$—	$—

*	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
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†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at December 31, 2023 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$ (44,951,722)	$ —	$ —	$ —	$ —
Swap contracts	—	(8,794,292)	—	—	—
Total Value	$(44,951,722)	$ (8,794,292)	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$ 37,149,374	$ —	$ —	$ —	$ —
Swap contracts	—	(12,160,671)	—	—	—
Total Value	$ 37,149,374	$(12,160,671)	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of December 31, 2023, the Fund had the following unfunded loan commitment outstanding:
Loan	Principal	Cost	Value	Unrealized Appreciation (Depreciation)
CSG Elevate II, Inc., Bridge Term Loan	$8,780,000	$8,780,000	$8,780,000	$—
Pioneer Bond Fund | Semiannual Report | 12/31/23113

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Bond Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund.  In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2023 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process.  Contract review materials were provided to the Trustees in March 2023, July 2023 and September 2023.  In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2023, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In July 2023, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale.  The Trustees also reviewed the profitability of the institutional business of Amundi US, as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts.  The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2023.
At a meeting held on September 19, 2023, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
114Pioneer Bond Fund | Semiannual Report | 12/31/23

management agreement for another year.  In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund.  The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process.  The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process.  The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund.  They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year.  The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations.  The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
Pioneer Bond Fund | Semiannual Report | 12/31/23115

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index.  They also discuss the Fund’s performance with Amundi US on a regular basis.  The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.  The peer group comparisons referred to below are organized in quintiles.  Each quintile represents one-fifth of the peer group.  In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the first quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period.  The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.  The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts.  The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts.  The Trustees noted that, in some instances, the fee rates for those clients were
116Pioneer Bond Fund | Semiannual Report | 12/31/23

lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.  The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund.  The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund.  They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses.  The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Pioneer Bond Fund | Semiannual Report | 12/31/23117

Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund.  The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates.  The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally.  Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds).  The Trustees considered that Amundi US’s relationship with Amundi creates potential opportunities for Amundi US and Amundi that derive from Amundi US’s relationships with the Fund, including Amundi’s ability to market the services of Amundi US globally.  The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to Amundi US.  The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager.  The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
118Pioneer Bond Fund | Semiannual Report | 12/31/23

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Kenneth J. Taubes**
Officers***
Lisa M. Jones, President and
Chief Executive Officer
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Ernst & Young LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
*	Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
**	Mr. Taubes retired as a Trustee, effective January 1, 2024.
*	Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
***	Marco Pirondini has been appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
Pioneer Bond Fund | Semiannual Report | 12/31/23119

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2023 Amundi Asset Management US, Inc. 18633-18-0224

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I—POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II—POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III—POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

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(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

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ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section  906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Bond Fund

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer
Date March 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date March 5, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date March 5, 2024

*	Print the name and title of each signing officer under his or her signature.